UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2014 (Unaudited)

Identifier	COMMON STOCKS - 96.03%	Shares	Value
	Administrative and Support Services - 0.17%
CRMZ	CreditRiskMonitor.com, Inc.	600	$1,800
CTRP	Ctrip.com International Ltd. - ADR*^	5,800	292,436
IILG	Interval Leisure Group, Inc.	200	5,228
			299,464
	Broadcasting (except Internet) - 3.45%
CBS	CBS Corporation - Class B^	53,300	3,293,940
DIS	The Walt Disney Company	33,300	2,666,331
			5,960,271
	Computer and Electronic Product Manufacturing - 0.32%
QCOM	QUALCOMM Inc.	7,000	552,020

	Credit Intermediation and Related Activities - 0.18%
TREE	Tree.com, Inc.*	9,833	305,216

	Data Processing, Hosting and Related Services - 0.22%
CSGP	CoStar Group, Inc.*	2,000	373,480

	Data Processor - 4.12%
MA	MasterCard, Inc. - Class A	40,000	2,988,000
VRSK	Verisk Analytics, Inc. - Class A*	7,700	461,692
V	Visa, Inc. - Class A^	17,000	3,669,620
			7,119,312
	Defense - 2.32%
CACI	CACI International, Inc. - Class A*^	40,000	2,952,000
MANT	ManTech International Corporation - Class A^	36,000	1,058,760
			4,010,760
	E-Commerce - 12.91%
EBAY	eBay, Inc.*	72,000	3,977,280
IACI	IAC/InterActiveCorp	108,000	7,710,120
LINTA	Liberty Interactive Corporation - Class A*	367,400	10,606,838
			22,294,238
	Gaming - 1.79%
200 HK	Melco International Development Limited	920,000	3,083,865

	General Merchandise Stores - 0.01%
SHLD	Sears Holdings Corporation*^	400	19,104

	Global Exchanges - 0.25%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	11,000	137,904
JSE SJ	JSE Limited	32,000	289,635
			427,539
	Holding Company - 15.44%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	2,000	-
IEP	Icahn Enterprises LP	36,060	3,704,444
LMCA	Liberty Media Corporation - Class A*	118,800	15,530,724
LVNTA	Liberty Ventures - Series A*	57,000	7,428,810
			26,663,978
	Insurance Carriers and Related Activities - 0.00%
AFSI	AmTrust Financial Services, Inc.^	110	4,137

	Media - 18.94%
DISCA	Discovery Communications, Inc. - Class A*	101,700	8,410,590
SNI	Scripps Networks Interactive - Class A^	77,000	5,845,070
STRZA	Starz - Class A*^	129,200	4,170,576
TWX	Time Warner, Inc.	77,000	5,030,410
VIAB	Viacom Inc. - Class B	108,800	9,246,912
			32,703,558
	Motion Picture and Sound Recording Industries - 2.48%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	161,000	4,274,550

	Motor Vehicle and Parts Dealers - 0.74%
AN	AutoNation, Inc.*	24,000	1,277,520

	Non-Store Retailers - 1.23%
CPRT	Copart, Inc.*	38,860	1,414,115
OSTK	Overstock.com, Inc.*	1,000	19,700
BID	Sotheby's^	16,000	696,800
			2,130,615
	Other Exchanges - 0.06%
CBOE	CBOE Holdings Inc.	1,700	96,220

	Other Information Services - 6.72%
GOOGL	Google Inc. - Class A*	8,600	9,584,786
YHOO	Yahoo! Inc.*	56,000	2,010,400
			11,595,186
	Performing Arts, Spectator Sports, and Related Industries - 5.15%
LYV	Live Nation Entertainment, Inc.*	195,000	4,241,250
MSG	The Madison Square Garden Company - Class A*	82,000	4,655,960
			8,897,210
	Professional, Scientific, and Technical Services - 0.01%
MWW	Monster Worldwide, Inc.*	2,000	14,960

	Publishing Industries (except Internet) - 0.80%
SSP	The E.W. Scripps Company - Class A*	77,500	1,373,300

	Rental and Leasing Services - 0.16%
CDCO	Comdisco Holding Company, Inc.*^	58,000	275,500

	Satellite Telecommunications - 15.46%
DISH	DISH Network Corp. - Class A*	146,000	9,082,660
SATS	EchoStar Corporation - Class A*	217,800	10,358,568
LBTYK	Liberty Global plc - Series C*	144,000	5,862,240
LORL	Loral Space & Communications Inc.*	8,600	608,278
VSAT	ViaSat, Inc.*^	11,400	787,056
			26,698,802
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.85%
ICE	IntercontinentalExchange Group, Inc.	14,030	2,775,555
MKTX	MarketAxess Holdings, Inc.	5,700	337,554
OTCM	OTC Markets Group Inc. - Class A	10,400	88,400
			3,201,509
	Security System Services - 1.23%
ASCMA	Ascent Capital Group LLC - Class A*	28,000	2,115,400

	Telecommunications - 0.02%
ICTG	ICTC Group Inc.*	149	2,980
9984 JP	SoftBank Corp.	400	30,228
			33,208
	TOTAL COMMON STOCKS
	(cost $81,663,196)		165,800,922

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESC958	Adelphia Communications Corp. Preferred*+	$190,000	-
	TOTAL ESCROW NOTES
	(cost $0)		-

	RIGHTS - 0.09%	Shares
	Rental and Leasing Services - 0.09%
CDCOR	Comdisco Holding Company, Inc.*#	2,244,537	157,118
	TOTAL RIGHTS
	(cost $106,303)		157,118

	SHORT-TERM INVESTMENTS - 3.87%	Principal Amount
	Commercial Paper - 3.82%
026827313	U.S. Bank N.A., 0.02%, 04/01/2014	$6,605,000	6,605,000

	Money Market Funds - 0.05%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	78,812	78,812
	TOTAL SHORT-TERM INVESTMENTS
	(cost $6,683,812)		6,683,812

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 11.87%
	Money Market Funds - 11.87%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	20,492,906	20,492,906
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $20,492,906)		20,492,906

	TOTAL INVESTMENTS - 111.86%
	(cost $108,946,217)(a)		$193,134,758

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2014. Total loaned securities had a market value of $20,015,099 at March 31, 2014.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of March 31, 2014.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal tax purposes at March 31, 2014 was as follows@:
Cost of investments	$108,983,277
Gross unrealized appreciation		84,196,880
Gross unrealized depreciation		(45,399)
Net unrealized appreciation	$84,151,481

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - March 31, 2014 (Unaudited)

Identifier	COMMON STOCKS - 93.49%	Shares	Value
	Apparel Manufacturing - 2.15%
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,400	$254,495

	Asset Management - 14.04%
APO	Apollo Global Management LLC - Class A	300	9,540
BX	The Blackstone Group LP	1,850	61,513
BAM	Brookfield Asset Management Inc. - Class A	4,000	163,400
DDEJF	Dundee Corporation - Class A*	34,600	495,576
JZCP LN	JZ Capital Partners Ltd.	10,000	73,854
OAK	Oaktree Capital Group LLC	4,000	232,640
ONEXF	Onex Corporation	11,200	623,728
			1,660,251
	Beverage and Tobacco Product Manufacturing - 0.14%
CWGL	Crimson Wine Group Ltd.*	1,350	11,947
FNEVY	Fraser and Neave Limited - ADR	400	5,007
			16,954
	Construction of Buildings - 1.86%
BRP	Brookfield Residential Properties Inc.*	10,100	211,797
LEN	Lennar Corporation - Class A^	200	7,924
			219,721
	Credit Intermediation and Related Activities - 0.02%
IFT	Imperial Holdings, Inc.*	400	2,300

	Crop Production - 0.14%
CRESY	Cresud S.A.C.I.F.y A. - ADR	1,765	16,397

	E-Commerce - 3.76%
LINTA	Liberty Interactive Corporation - Class A*	15,400	444,598

	Electronics and Appliance Stores - 0.60%
SHOS	Sears Hometown and Outlet Stores Inc.*^	3,000	70,950

	European Exchanges - 1.08%
BME SM	Bolsas y Mercados Espanoles	3,130	127,357

	Gaming - 3.21%
6460 JP	Sega Sammy Holdings, Inc.	1,700	38,080
WYNN	Wynn Resorts Limited	1,535	341,000
			379,080
	General Merchandise Stores - 5.11%
SEARF	Sears Canada Inc.^	8,520	126,522
SHLD	Sears Holdings Corporation*^	10,000	477,600
			604,122
	Global Exchanges - 1.25%
BVMF3 BZ	BM&FBOVESPA SA	9,470	46,995
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	4,000	50,147
SGX SP	Singapore Exchange Limited	9,275	51,171
			148,313
	Holding Company - 19.66%
BOL FP	Bollore SA	925	586,512
IEP	Icahn Enterprises LP^	6,194	636,309
LUK	Leucadia National Corporation	9,400	263,200
LMCA	Liberty Media Corporation - Class A*^	3,600	470,628
LVNTA	Liberty Ventures - Series A*	2,600	338,858
PVF CN	Partners Value Fund Inc.*	1,200	29,042
			2,324,549
	Insurance Carriers and Related Activities - 0.66%
AFSI	AmTrust Financial Services, Inc.^	500	18,805
GLRE	Greenlight Capital Re, Ltd. - Class A*	1,800	59,040
			77,845
	Jewelry, Watch, Precious Stone, and Precious Metal Merchant Wholesalers - 3.15%
CFR SW	Compagnie Financiere Richemont SA	3,900	372,332

	Lessors of Nonresidential Buildings (except Miniwarehouses) - 5.78%
HHC	The Howard Hughes Corporation*	4,500	642,195
RSE	Rouse Properties, Inc.^	2,400	41,376
			683,571
	Media - 1.15%
ATC NA	Altice S.A.*	100	4,456
STRZA	Starz - Class A*^	4,094	132,154
			136,610
	Merchant Wholesalers, Nondurable Goods - 0.73%
GLEN LN	Glencore Xstrata plc*	16,710	86,025

	Mining (except Oil and Gas) - 0.52%
FNV	Franco-Nevada Corporation	1,000	45,860
NCQ	NovaCopper Inc.*	666	899
NG	NovaGold Resources Inc.*	4,000	14,440
			61,199
	Motion Picture and Sound Recording Industries - 2.11%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	9,400	249,570

	Oil and Gas - 2.96%
TPL	Texas Pacific Land Trust^	2,700	349,650

	Oil and Gas Extraction - 7.69%
CLR	Continental Resources, Inc.*^	1,050	130,483
POU CN	Paramount Resources Ltd. - Class A*	1,410	60,826
SEMUF	Siem Industries Inc.	6,600	594,000
TOU CN	Tourmaline Oil Corp.*	2,615	123,618
			908,927
	Other Information Services - 0.01%
IIJI	Internet Initiative Japan Inc. - ADR	100	1,179

	Publishing Industries (except Internet) - 0.12%
PRIS	Promotora de Informaciones S.A. - ADR*	700	1,582
PRS SM	Promotora de Informaciones S.A. - Class A*	18,310	10,594
PRIS/B US	Promotora de Informaciones S.A. - Class B - ADR*	700	2,450
			14,626
	Real Estate - 7.13%
BPY	Brookfield Property Partners LP^	281	5,255
BRE CN	Brookfield Real Estate Services, Inc.	5,050	67,562
CIT SP	City Developments Limited	10,715	86,033
DRM CN	Dream Unlimited Corp. - Class A*	50,000	684,306
			843,156
	Restaurants - 5.39%
BKW	Burger King Worldwide Inc.	2,000	53,100
WEN	The Wendy's Company^	64,000	583,680
			636,780
	Satellite Telecommunications - 2.34%
DISH	DISH Network Corp. - Class A*	2,000	124,420
SATS	EchoStar Corporation - Class A*	3,200	152,192
			276,612
	Support Activities for Water Transportation - 0.13%
CKI CN	Clarke Inc.	2,000	14,980

	Telecommunications - 0.35%
NUM FP	Numericable Group SA*	100	3,931
9984 JP	SoftBank Corp.	500	37,785
			41,716
	Transportation Equipment Manufacturing - 0.25%
HEI/A	HEICO Corporation - Class A^	675	29,302

	TOTAL COMMON STOCKS
	(cost $8,465,333)		11,053,167

	PREFERRED STOCKS - 0.00%
	Building Material and Garden Equipment and Supplies Dealers - 0.00%
OSHUS	Orchard Supply Hardware Stores Corporation - Series A*^+	132	-

	TOTAL PREFERRED STOCKS
	(cost $192)		-

	MUTUAL FUNDS - 0.22%
	Funds, Trusts, and Other Financial Vehicles - 0.22%
TRF	Templeton Russia and East European Fund, Inc.	2,000	26,320

	TOTAL MUTUAL FUNDS
	(cost $25,519)		26,320

	SHORT-TERM INVESTMENTS - 6.82%	Principal Amount
	Commercial Paper - 4.86%
026827313	U.S. Bank N.A., 0.02%, 04/01/2014	$575,000	575,000

	Money Market Funds - 1.96%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	231,376	231,376

	TOTAL SHORT-TERM INVESTMENTS
	(cost $806,376)		806,376

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 26.11%
	Money Market Funds - 26.11%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	3,086,289	3,086,289

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $3,086,289)		3,086,289

	TOTAL INVESTMENTS - 126.64%
	(cost $12,383,709)(a)		$14,972,152

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2014. Total loaned securities had a market value of $2,998,285 at March 31, 2014.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2014.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal tax purposes at March 31, 2014 was as follows@:
Cost of investments	$12,442,699
Gross unrealized appreciation		2,989,594
Gross unrealized depreciation		(460,141)
Net unrealized appreciation	$2,529,453

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2014 (Unaudited)

Identifier	COMMON STOCKS - 93.30%	Shares	Value
	Apparel Manufacturing - 0.12%
LB	L Brands, Inc.	25,600	$1,453,312
LVMUY	LVMH Moet Hennessy Louis Vuitton SA - ADR	5,200	190,580
			1,643,892
	Asset Management - 5.55%
APO	Apollo Global Management LLC - Class A	1,000	31,800
BAM	Brookfield Asset Management Inc. - Class A^	1,085,600	44,346,760
CG	The Carlyle Group LP	100	3,514
DDEJF	Dundee Corporation - Class A*	154,900	2,218,633
JZCP LN	JZ Capital Partners Ltd.	15,200	112,258
KKR	KKR & Co. LP^	900	20,556
OAK	Oaktree Capital Group LLC	19,400	1,128,304
ONEXF	Onex Corporation	412,200	22,955,418
RCP LN	RIT Capital Partners plc	22,400	499,662
806 HK	Value Partners Group Limited	2,747,000	1,660,985
WETF	WisdomTree Investments, Inc.*^	67,900	890,848
			73,868,738
	Beverage and Tobacco Product Manufacturing - 0.12%
BF/A	Brown-Forman Corporation - Class A	450	40,018
ROX	Castle Brands, Inc.*^	72,000	86,400
CWGL	Crimson Wine Group Ltd.*	171,860	1,520,961
			1,647,379
	Broadcasting (except Internet) - 2.60%
CBS	CBS Corporation - Class B^	559,920	34,603,056

	Building Material and Garden Equipment and Supplies Dealers - 0.00%
OSHWQ	Orchard Supply Hardware Stores Corporation*^+	23,155	-

	Chemical Manufacturing - 1.18%
OPK	OPKO Health, Inc.*^	4,000	37,280
PAH	Platform Specialty Products Corporation*	103,100	1,964,055
SIAL	Sigma-Aldrich Corporation	145,815	13,616,205
VHI	Valhi, Inc.^	4,600	40,572
			15,658,112
	Construction of Buildings - 0.12%
BRP	Brookfield Residential Properties Inc.*	28,600	599,742
LEN	Lennar Corporation - Class A	26,300	1,042,006
			1,641,748
	Credit Intermediation and Related Activities - 0.00%
IFT	Imperial Holdings, Inc.*	7,200	41,400
OCN	Ocwen Financial Corporation*^	200	7,836
			49,236
	E-Commerce - 2.95%
IACI	IAC/InterActiveCorp	44,700	3,191,133
LINTA	Liberty Interactive Corporation - Class A*	1,248,000	36,029,760
			39,220,893
	Electronics and Appliance Stores - 0.21%
SHOS	Sears Hometown and Outlet Stores Inc.*	117,500	2,778,875

	Gaming - 5.26%
LVS	Las Vegas Sands Corp.	358,200	28,935,396
MGM	MGM Resorts International*	481,600	12,454,176
WYNN	Wynn Resorts Limited	129,000	28,657,350
			70,046,922
	Gasoline Stations - 0.02%
SUSS	Susser Holdings Corporation*^	5,200	324,844

	General Merchandise Stores - 2.20%
SEARF	Sears Canada Inc.^	493,400	7,326,990
SHLD	Sears Holdings Corporation*^	460,280	21,982,973
			29,309,963
	Global Exchanges - 0.53%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	33,600	421,232
8697 JP	Japan Exchange Group Inc.	146,000	3,561,769
JSE SJ	JSE Limited	335,600	3,037,550
			7,020,551
	Holding Company - 17.63%
BOL FP	Bollore SA	5,200	3,297,147
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	23,520	-
IEP	Icahn Enterprises LP	915,355	94,034,419
LUK	Leucadia National Corporation	1,590,900	44,545,200
LMCA	Liberty Media Corporation - Class A*	619,500	80,987,235
LVNTA	Liberty Ventures - Series A*	90,400	11,781,832
PVF CN	Partners Value Fund Inc.*	800	19,361
			234,665,194
	Insurance Carriers and Related Activities - 1.03%
AFSI	AmTrust Financial Services, Inc.^	4,600	173,006
MKL	Markel Corporation*	22,732	13,550,545
			13,723,551
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 10.37%
HHC	The Howard Hughes Corporation*	930,900	132,848,739
RSE	Rouse Properties, Inc.	300,000	5,172,000
			138,020,739
	Lessors of Residential Buildings and Dwellings - 1.02%
ELS	Equity Lifestyle Properties, Inc. - REIT	335,200	13,625,880

	Machinery Manufacturing - 0.09%
CFX	Colfax Corporation*	17,300	1,234,009

	Manufactured Brands - 2.41%
JAH	Jarden Corporation*	536,000	32,068,880

	Media - 5.56%
DISCA	Discovery Communications, Inc. - Class A*	389,623	32,221,822
SNI	Scripps Networks Interactive - Class A	69,973	5,311,651
STRZA	Starz - Class A*	612,700	19,777,956
VIAB	Viacom Inc. - Class B	196,600	16,709,034
			74,020,463
	Merchant Wholesalers, Nondurable Goods - 0.00%
GLEN LN	Glencore Xstrata plc*	12,000	61,778

	Mining (except Oil and Gas) - 0.99%
FNV	Franco-Nevada Corporation	286,800	13,152,648

	Motion Picture and Sound Recording Industries - 3.70%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	1,853,400	49,207,770

	Motor Vehicle and Parts Dealers - 3.80%
AN	AutoNation, Inc.*	950,800	50,611,084

	Oil and Gas - 3.65%
TPL	Texas Pacific Land Trust	375,200	48,588,400

	Oil and Gas Extraction - 3.66%
CNQ	Canadian Natural Resources Ltd.	194,400	7,459,128
CLR	Continental Resources, Inc.*^	112,990	14,041,267
SEMUF	Siem Industries Inc.	29,700	2,673,000
TOU CN	Tourmaline Oil Corp.*	518,290	24,500,982
			48,674,377
	Other Exchanges - 3.46%
CBOE	CBOE Holdings Inc.	801,926	45,389,012
URB/A CN	Urbana Corporation - Class A	398,178	680,738
			46,069,750
	Other Information Services - 0.00%
GOOGL	Google Inc. - Class A*	30	33,435

	Performing Arts, Spectator Sports, and Related Industries - 3.21%
LYV	Live Nation Entertainment, Inc.*	1,966,400	42,769,200

	Real Estate - 3.13%
BPY	Brookfield Property Partners LP^	73,064	1,366,297
DRM CN	Dream Unlimited Corp. - Class A*	247,300	3,384,576
FCE/A	Forest City Enterprises, Inc. - Class A*^	1,467,000	28,019,700
TPH	TRI Pointe Homes, Inc.*^	800	12,984
VNO	Vornado Realty Trust - REIT^	90,000	8,870,400
			41,653,957
	Restaurants - 2.22%
BKW	Burger King Worldwide Inc.	12,400	329,220
WEN	The Wendy's Company^	3,209,600	29,271,552
			29,600,772
	Satellite Telecommunications - 5.23%
DISH	DISH Network Corp. - Class A*	709,100	44,113,111
SATS	EchoStar Corporation - Class A*	511,100	24,307,916
LORL	Loral Space & Communications Inc.*	300	21,219
VSAT	ViaSat, Inc.*	16,800	1,159,872
			69,602,118
	Security System Services - 0.08%
ASCMA	Ascent Capital Group LLC - Class A*	14,000	1,057,700

	Support Activities for Transportation - 1.00%
694 HK	Beijing Capital International Airport Company Limited - Class H	16,491,000	11,310,787
357 HK	Hainan Meilan International Airport Company Limited - Class H	2,098,000	1,977,229
			13,288,016
	Transportation Equipment Manufacturing - 0.00%
HEI/A	HEICO Corporation - Class A	1,250	54,263

	Utilities - 0.20%
BIP	Brookfield Infrastructure Partners LP^	65,930	2,600,939

	TOTAL COMMON STOCKS
	(cost $786,037,803)		1,242,199,132

	PREFERRED STOCKS - 0.00%
	Building Material and Garden Equipment and Supplies Dealers - 0.00%
OSHUS	Orchard Supply Hardware Stores Corporation - Series A*^+	23,155	-

	TOTAL PREFERRED STOCKS
	(cost $42,130)		-

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	-

	TOTAL ESCROW NOTES
	(cost $0)		-

	MUTUAL FUNDS - 0.00%	Shares
	Funds, Trusts, and Other Financial Vehicles - 0.00%
TRF	Templeton Russia and East European Fund, Inc.	400	5,264

	TOTAL MUTUAL FUNDS
	(cost $5,088)		5,264

	SHORT-TERM INVESTMENTS - 6.66%	Principal Amount
	Commercial Paper - 4.88%
026827313	U.S. Bank N.A., 0.02%, 04/01/2014	$65,000,000	65,000,000

	Money Market Funds - 1.78%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	23,660,840	23,660,840

	TOTAL SHORT-TERM INVESTMENTS
	(cost $88,660,840)		88,660,840

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 5.63%
	Money Market Funds - 5.63%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	74,970,822	74,970,822

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $74,970,822)		74,970,822

	TOTAL INVESTMENTS - 105.59%
	(cost $949,716,683)(a)		$1,405,836,058

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2014. Total loaned securities had a market value of $73,116,728 at March 31, 2014.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2014.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at March 31, 2014 was as follows@:
	Cost of investments	$973,075,555
	Gross unrealized appreciation		503,892,085
	Gross unrealized depreciation		(71,131,582)
	Net unrealized appreciation	$432,760,503

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2014 (Unaudited)

Identifier	COMMON STOCKS - 91.12%	Shares	Value
	Chemical Manufacturing - 7.22%
AGEN	Agenus, Inc.*	148	$469
ALKS	Alkermes plc*	25,000	1,102,250
APHB	Ampliphi Biosciences Corp.*	1,000	578
IMNP	Immune Pharmaceuticals Inc.*	17	82
LONN VX	Lonza Group AG*	5,000	509,869
MACK	Merrimack Pharmaceuticals, Inc.*^	12,000	60,480
MMRF	MMRGlobal Inc.*	43,000	1,333
OSIR	Osiris Therapeutics, Inc.*^	18,000	236,340
SNTA	Synta Pharmaceuticals Corp.*^	11,000	47,410
			1,958,811
	Pharmaceutical and Biotechnology - 76.64%
ABT	Abbott Laboratories	13,000	500,630
ABBV	AbbVie Inc.	14,000	719,600
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	283,500
AZN	AstraZeneca plc - ADR	13,000	843,440
BIIB	Biogen Idec, Inc.*	7,250	2,217,558
BMY	Bristol-Myers Squibb Company	34,000	1,766,300
CLDX	Celldex Therapeutics Inc.*^	26,294	464,615
CBST	Cubist Pharmaceuticals, Inc.*	24,000	1,755,600
DNDN	Dendreon Corporation*^	34,000	101,660
LLY	Eli Lilly & Company	23,000	1,353,780
GSK	GlaxoSmithKline plc - ADR^	22,673	1,211,418
ISIS	Isis Pharmaceuticals, Inc.*^	17,000	734,570
JNJ	Johnson & Johnson	14,000	1,375,220
MAXY	Maxygen, Inc.+	41,000	-
MRK	Merck & Co., Inc.	16,000	908,320
NVS	Novartis AG - ADR	18,000	1,530,360
ONTY	Oncothyreon, Inc.*	32,333	96,676
PFE	Pfizer, Inc.	46,000	1,477,520
PGNX	Progenics Pharmaceuticals, Inc.*	67,200	274,848
RHHBY	Roche Holding AG Ltd. - ADR	22,000	829,840
SNY	Sanofi - ADR	26,000	1,359,280
SHPG	Shire plc - ADR^	6,000	891,180
VICL	Vical Inc.*^	84,500	109,005
			20,804,920
	Professional, Scientific, and Technical Services - 7.26%
AFFX	Affymetrix, Inc.*^	104,000	741,520
AMRI	Albany Molecular Research, Inc.*^	56,000	1,041,040
CDXS	Codexis, Inc.*	5,611	11,446
ONTX	Onconova Therapeutics, Inc.*^	18,000	114,120
PACB	Pacific Biosciences of California Inc.*	12,000	64,200
			1,972,326
	TOTAL COMMON STOCKS
	(cost $16,267,866)		24,736,057

	RIGHTS - 0.06%
	Funds, Trusts, and Other Financial Vehicles - 0.04%
LGNDZ	Ligand Pharmaceuticals Inc.*	44,000	880
LGNXZ	Ligand Pharmaceuticals Inc.*	44,000	7,920
LGNYZ	Ligand Pharmaceuticals Inc.*	44,000	2,684
LGNZZ	Ligand Pharmaceuticals Inc.*	44,000	264
			11,748
	Pharmaceutical and Biotechnology - 0.02%
09065VCVR	BioSante Pharmaceuticals, Inc.*+	2,246	-
GCVRZ	Sanofi*	15,538	4,969
			4,969
	TOTAL RIGHTS
	(cost $0)		16,717

	SHORT-TERM INVESTMENTS - 8.62%	Principal Amount
	Commercial Paper - 4.79%
026827313	U.S. Bank N.A., 0.02%, 04/01/2014	$1,300,000	1,300,000

	Money Market Funds - 3.83%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	1,038,709	1,038,709

	TOTAL SHORT-TERM INVESTMENTS
	(cost $2,338,709)		2,338,709

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 18.45%
	Money Market Funds - 18.45%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	5,009,868	5,009,868

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $5,009,868)		5,009,868

	TOTAL INVESTMENTS - 118.25%
	(cost $23,616,443)(a)		$32,101,351

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2014. Total loaned securities had a market value of $4,873,179 at March 31, 2014.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2014.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal tax purposes at March 31, 2014 was as follows@:
	Cost of investments	$23,683,254
	Gross unrealized appreciation		10,021,869
	Gross unrealized depreciation		(1,603,772)
	Net unrealized appreciation	$8,418,097

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2014 (Unaudited)

Identifier	COMMON STOCKS - 93.29%	Shares	Value
	Asset Management - 8.82%
DDEJF	Dundee Corporation - Class A*	809,900	$11,600,198
JZCP LN	JZ Capital Partners Ltd.	196,400	1,450,498
OCX CN	Onex Corporation	378,700	21,026,328
RCP LN	RIT Capital Partners plc	135,200	3,015,814
SII CN	Sprott, Inc.	1,680	5,486
			37,098,324
	Automobile and Other Motor Vehicle Merchant Wholesalers - 0.23%
VTU LN	Vertu Motors plc	975,000	975,276

	Chemical Manufacturing - 1.85%
IPAR	Inter Parfums, Inc.	155,100	5,616,171
PAH	Platform Specialty Products Corporation*	114,500	2,181,225
			7,797,396
	Construction of Buildings - 2.82%
BRP	Brookfield Residential Properties Inc.*^	565,100	11,850,147

	Credit Intermediation and Related Activities - 0.19%
BOKF	BOK Financial Corporation	11,400	787,170

	Electronics and Appliance Stores - 2.11%
SHOS	Sears Hometown and Outlet Stores Inc.*^	375,700	8,885,305

	Forestry and Logging - 0.01%
KEWL	Keweenaw Land Association Ltd.*	380	30,685

	Gaming - 1.01%
TPCA	Tropicana Entertainment Inc.*	229,600	4,245,304

	Gasoline Stations - 1.26%
SUSS	Susser Holdings Corporation*^	84,600	5,284,962

	General Merchandise Stores - 2.69%
SEARF	Sears Canada Inc.^	613,100	9,104,535
SHLD	Sears Holdings Corporation*^	46,500	2,220,840
			11,325,375
	Global Exchanges - 0.57%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	190,000	2,381,969

	Holding Company - 9.28%
IEP	Icahn Enterprises LP	326,186	33,509,088
LVNTA	Liberty Ventures - Series A*	16,100	2,098,313
PVF CN	Partners Value Fund Inc.*	141,200	3,417,282
			39,024,683
	Insurance Carriers and Related Activities - 3.10%
AFSI	AmTrust Financial Services, Inc.^	197,300	7,420,453
GLRE	Greenlight Capital Re, Ltd. - Class A*^	171,400	5,621,920
			13,042,373
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 11.21%
HHC	The Howard Hughes Corporation*	273,100	38,974,101
RSE	Rouse Properties, Inc.^	473,400	8,161,416
			47,135,517
	Lessors of Residential Buildings and Dwellings - 1.35%
ELS	Equity Lifestyle Properties, Inc. - REIT	139,800	5,682,870

	Machinery Manufacturing - 0.59%
CFX	Colfax Corporation*	34,500	2,460,885

	Manufactured Brands - 6.13%
JAH	Jarden Corporation*	387,150	23,163,185
MOV	Movado Group, Inc.	57,200	2,605,460
			25,768,645
	Media - 2.86%
STRZA	Starz - Class A*^	372,200	12,014,616

	Merchant Wholesalers, Durable Goods - 0.27%
DORM	Dorman Products, Inc.*^	19,200	1,133,952

	Mining (except Oil and Gas) - 0.26%
FM CN	First Quantum Minerals Ltd.	39,366	727,497
MUX	McEwen Mining Inc.*^	160,600	380,622
			1,108,119
	Motion Picture and Sound Recording Industries - 4.64%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	734,800	19,508,940

	Motor Vehicle and Parts Dealers - 0.39%
PAG	Penske Automotive Group, Inc.	38,700	1,654,812

	Oil and Gas - 6.87%
TPL	Texas Pacific Land Trust	223,200	28,904,400

	Oil and Gas Extraction - 0.24%
BLMC	Biloxi Marsh Lands Corporation	100	2,550
WPX	WPX Energy Inc.*	55,800	1,006,074
			1,008,624
	Other Exchanges - 0.51%
CBOE	CBOE Holdings Inc.	16,990	961,634
URB/A CN	Urbana Corporation - Class A	695,071	1,188,317
			2,149,951
	Performing Arts, Spectator Sports, and Related Industries - 3.35%
LYV	Live Nation Entertainment, Inc.*	647,000	14,072,250

	Petroleum and Coal Products Manufacturing - 1.09%
CVI	CVR Energy, Inc.^	108,600	4,588,350

	Publishing Industries (except Internet) - 0.28%
PRIS	Promotora de Informaciones S.A. - ADR*^	88,060	199,016
PRIS/B US	Promotora de Informaciones S.A. - Class B - ADR*	251,600	880,600
VALU	Value Line, Inc.^	7,615	113,920
			1,193,536
	Real Estate - 5.99%
DRM CN	Dream Unlimited Corp. - Class A*	1,840,900	25,194,769

	Rental and Leasing Services - 0.01%
CDCO	Comdisco Holding Company, Inc.*^	7,560	35,910

	Restaurants - 6.28%
WEN	The Wendy's Company^	2,893,000	26,384,160

	Satellite Telecommunications - 0.51%
LORL	Loral Space & Communications Inc.*	14,000	990,220
VSAT	ViaSat, Inc.*^	16,400	1,132,256
			2,122,476
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.00%
RHJI BB	RHJ International*	800	4,023

	Security System Services - 2.01%
ASCMA	Ascent Capital Group LLC - Class A*	111,800	8,446,490

	Telecommunications - 0.02%
CIBY	CIBL, Inc.*	18	26,100
ICTG	ICTC Group Inc.*	208	4,160
LICT	Lynch Interactive Corporation*	16	50,000
			80,260
	Transportation Equipment Manufacturing - 4.49%
ARII	American Railcar Industries, Inc.^	153,600	10,756,608
FDML	Federal-Mogul Corporation*	435,200	8,142,592
			18,899,200
	TOTAL COMMON STOCKS
	(cost $307,792,912)		392,281,724

	RIGHTS - 0.09%
	Rental and Leasing Services - 0.09%
CDCOR	Comdisco Holding Company, Inc.*#	5,634,807	394,436
	TOTAL RIGHTS
	(cost $1,296,169)		394,436

	SHORT-TERM INVESTMENTS - 6.41%	Principal Amount
	Commercial Paper - 4.76%
026827313	U.S. Bank N.A., 0.02%, 04/01/2014	20,000,000	20,000,000

	Money Market Funds - 1.65%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	6,938,341	6,938,341
	TOTAL SHORT-TERM INVESTMENTS
	(cost $26,938,341)		26,938,341

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 13.22%
	Money Market Funds - 13.22%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	55,587,552	55,587,552
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $55,587,552)		55,587,552

	TOTAL INVESTMENTS - 113.01%
	(cost $391,614,974)(a)		$475,202,053

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2014. Total loaned securities had a market value of $53,792,820 at March 31, 2014.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of March 31, 2014.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at March 31, 2014 was as follows@:
	Cost of investments	$395,677,314
	Gross unrealized appreciation		98,287,482
	Gross unrealized depreciation		(18,762,743)
	Net unrealized appreciation	$79,524,739

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2014 (Unaudited)

Identifier		COMMON STOCKS - 86.72%	Shares	Value
		Asset Management - 23.59%
APO		Apollo Global Management LLC - Class A	19,500	$620,100
BX		The Blackstone Group LP	64,799	2,154,567
BAM		Brookfield Asset Management Inc. - Class A^	53,200	2,173,220
CG		The Carlyle Group LP	100	3,514
DDEJF		Dundee Corporation - Class A*	129,400	1,853,396
FII		Federated Investors, Inc. - Class B	3,600	109,944
JZCP LN		JZ Capital Partners Ltd.	60,600	447,557
OAK		Oaktree Capital Group LLC	52,400	3,047,584
OZM		Och-Ziff Capital Management Group - Class A	2,400	33,048
ONEXF		Onex Corporation	61,600	3,430,504
SII CN		Sprott, Inc.	41,155	134,391
806 HK		Value Partners Group Limited	306,000	185,024
WPSL		W.P. Stewart & Co., Ltd.*+	205	-
WETF		WisdomTree Investments, Inc.*^	134,000	1,758,080
				15,950,929
		Beverage and Tobacco Product Manufacturing - 0.07%
CWGL		Crimson Wine Group Ltd.*	5,080	44,958

		Construction of Buildings - 0.51%
BRP		Brookfield Residential Properties Inc.*^	16,400	343,908

		Credit Intermediation and Related Activities - 0.34%
BBCN		BBCN Bancorp, Inc.	10	171
EWBC		East West Bancorp, Inc.	3,204	116,946
IFT		Imperial Holdings, Inc.*	19,200	110,400
				227,517
		Data Processor - 4.00%
MA		MasterCard, Inc. - Class A	16,000	1,195,200
V		Visa, Inc. - Class A^	7,000	1,511,020
				2,706,220
		E-Commerce - 0.98%
LINTA		Liberty Interactive Corporation - Class A*	22,900	661,123

		Electronics and Appliance Stores - 0.02%
SHOS		Sears Hometown and Outlet Stores Inc.*^	610	14,427

		European Exchanges - 0.66%
DB1 GR		Deutsche Boerse AG	5,650	449,668

		Gaming - 3.19%
LVS		Las Vegas Sands Corp.	11,600	937,048
TPCA		Tropicana Entertainment Inc.*	66,000	1,220,340
				2,157,388
		General Merchandise Stores - 0.49%
SEARF		Sears Canada Inc.^	300	4,455
SHLD		Sears Holdings Corporation*^	6,800	324,768
				329,223
		Global Exchanges - 3.32%
EXAE GA		Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	21,600	270,792
JSE SJ		JSE Limited	83,600	756,672
LSE LN		London Stock Exchange Group plc	12,800	420,386
SGX SP		Singapore Exchange Limited	144,000	794,467
				2,242,317
		Holding Company - 15.50%
IEP		Icahn Enterprises LP^	59,871	6,150,548
LUK		Leucadia National Corporation	96,200	2,693,600
LVNTA		Liberty Ventures - Series A*	4,574	596,129
PVF CN		Partners Value Fund Inc.*	42,900	1,038,254
				10,478,531
		Insurance Carriers and Related Activities - 1.41%
AFSI		AmTrust Financial Services, Inc.^	12,800	481,408
GLRE		Greenlight Capital Re, Ltd. - Class A*	1,200	39,360
MKL		Markel Corporation*	523	311,760
WTM		White Mountains Insurance Group Ltd.	200	119,980
				952,508
		Lessors of Nonresidential Buildings (except Miniwarehouses) - 6.43%
HHC		The Howard Hughes Corporation*	27,700	3,953,067
RSE		Rouse Properties, Inc.^	22,900	394,796
				4,347,863
		Mining (except Oil and Gas) - 0.27%
FNV		Franco-Nevada Corporation	4,000	183,440

		Non-Store Retailers - 2.58%
BID		Sotheby's^	40,000	1,742,000

		Oil and Gas - 5.82%
TPL		Texas Pacific Land Trust^	30,400	3,936,800

		Other Exchanges - 8.65%
CBOE		CBOE Holdings Inc.	84,000	4,754,400
FTIS LI		Financial Technologies (India) Ltd. - GDR	96,180	85,710
NZX NZ		NZX Ltd.	359,002	398,798
URB/A CN		Urbana Corporation - Class A	356,004	608,636
				5,847,544
		Real Estate - 4.05%
DRM CN		Dream Unlimited Corp. - Class A*	200,000	2,737,223

		Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.47%
CME		CME Group, Inc.	9,140	676,451
ICE		IntercontinentalExchange Group, Inc.	11,378	2,250,910
OTCM		OTC Markets Group Inc. - Class A	11,300	96,050
				3,023,411
		Support Activities for Water Transportation - 0.01%
CKI CN		Clarke Inc.	1,000	7,490

		Transportation Equipment Manufacturing - 0.01%
ARII		American Railcar Industries, Inc.^	100	7,003

		U.S. Equity Exchanges - 0.35%
NDAQ		The NASDAQ OMX Group, Inc.	6,400	236,416

		TOTAL COMMON STOCKS
		(cost $40,359,343)		58,627,907

		MUTUAL FUNDS - 0.06%
		Funds, Trusts, and Other Financial Vehicles - 0.06%
PFN		PIMCO Income Strategy Fund II	760	7,904
SPE		Special Opportunities Fund Inc.	2,000	32,500
TRF		Templeton Russia and East European Fund, Inc.	200	2,632
		TOTAL MUTUAL FUNDS
		(cost $41,435)		43,036

		SHORT-TERM INVESTMENTS - 8.91%	Principal Amount
		Commercial Paper - 4.58%
026827313		U.S. Bank N.A., 0.02%, 04/01/2014	$3,100,000	3,100,000

		Money Market Funds - 4.33%	Shares
FIGXX		Fidelity Institutional Government Portfolio - Class I, 0.01%b	2,925,000	2,925,000
		TOTAL SHORT-TERM INVESTMENTS
		(cost $6,025,000)		6,025,000

		INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 18.33%
		Money Market Funds - 18.33%
		Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	12,390,483	12,390,483
		TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
		(cost $12,390,483)		12,390,483

		TOTAL INVESTMENTS - 114.02%
		(cost $58,816,261)(a)		$77,086,426

Percentages are stated as a percent of net assets.

	*	- Non-income producing security.
	^	- This security or a portion of this security was out on loan at March 31, 2014. Total loaned securities had a market value of $12,332,531 at March 31, 2014.
	+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
	b	- The rate quoted is the annualized seven-day yield as of March 31, 2014.
	GDR	- Global Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at March 31, 2014 was as follows@:
		Cost of investments	$59,660,948
		Gross unrealized appreciation		20,787,760
		Gross unrealized depreciation		(3,362,282)
		Net unrealized appreciation	$17,425,478

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - March 31, 2014 (Unaudited)

			Principal
Identifier		CORPORATE BONDS - 62.96%	Amount	Value
		Beverage and Tobacco Product Manufacturing - 3.25%
02209SAK9		Altria Group, Inc.
		4.125%, 09/11/2015	$100,000	$104,828
03523TBL1		Anheuser-Busch InBev Worldwide Inc.
		1.500%, 07/14/2014	126,000	126,365
191216AP5		The Coca-Cola Company
		1.500%, 11/15/2015	100,000	101,600
26138EAM1		Dr. Pepper Snapple Group, Inc.
		2.900%, 01/15/2016	200,000	207,403
713448CL0		PepsiCo, Inc.
		0.950%, 02/22/2017	200,000	199,128
761713AV8		Reynolds American, Inc.
		1.050%, 10/30/2015	175,000	174,931
				914,255
		Broadcasting (except Internet) - 0.72%
63946BAB6		NBCUniversal Media, LLC
		3.650%, 04/30/2015	100,000	103,279
25468PCU8		The Walt Disney Company
		0.450%, 12/01/2015	100,000	99,959
				203,238
		Chemical Manufacturing - 2.82%
		Colgate-Palmolive Company
19416QDQ0		1.375%, 11/01/2015	150,000	151,882
19416QDX5		1.300%, 01/15/2017	200,000	202,117
260543CD3		The Dow Chemical Company
		2.500%, 02/15/2016	250,000	257,716
		Ecolab Inc.
278865AJ9		2.375%, 12/08/2014	125,000	126,585
278865AN0		1.000%, 08/09/2015	55,000	55,188
				793,488
		Computer and Electronic Product Manufacturing - 5.75%
111320AD9		Broadcom Corporation
		2.375%, 11/01/2015	200,000	204,912
22303QAK6		Covidien International Finance SA
		2.800%, 06/15/2015	100,000	102,547
428236BC6		Hewlett-Packard Co.
		2.125%, 09/13/2015	100,000	101,993
459200HD6		IBM Corp.
		0.750%, 05/11/2015	100,000	100,502
458140AH3		Intel Corp.
		1.950%, 10/01/2016	200,000	205,644
		Medtronic, Inc.
585055AR7		3.000%, 03/15/2015	100,000	102,516
585055BB1		0.875%, 02/27/2017	250,000	248,797
882508AR5		Texas Instruments Inc.
		2.375%, 05/16/2016	200,000	207,185
883556AS1		Thermo Fisher Scientific, Inc.
		3.200%, 05/01/2015	140,000	143,743
902133AL1		Tyco Electronics Group SA
		1.600%, 02/03/2015	200,000	201,959
				1,619,798
		Consumer Staples - 0.71%
742718ED7		The Procter & Gamble Company
		0.750%, 11/04/2016	200,000	199,565
		Credit Intermediation and Related Activities - 12.48
025815AA9		American Express Centurion
		0.875%, 11/13/2015	250,000	251,000
0258M0CZ0		American Express Credit Corporation
		5.125%, 08/25/2014	100,000	101,876
06051GES4		Bank of America Corporation
		1.250%, 01/11/2016	250,000	251,424
06406HCD9		The Bank of New York Mellon Corporation
		0.700%, 10/23/2015	200,000	200,542
064159BV7		Bank of Nova Scotia
		0.950%, 03/15/2016	200,000	201,296
07330NAC9		Branch Banking & Trust Company Global Bank
		1.450%, 10/03/2016	180,000	182,138
140420NG1		Capital One Bank (USA), NA
		1.200%, 02/13/2017	250,000	249,272
14040HAS4		Capital One Financial Corporation
		7.375%, 05/23/2014	100,000	100,975
		Caterpillar Financiall Services Corporation
14912L5B3		1.050%, 03/26/2015	100,000	100,719
14912L4S7		2.650%, 04/01/2016	200,000	207,609
31677QAX7		Fifth Third Bank
		0.900%, 02/26/2016	150,000	150,256
		General Electric Capital Corp.
36966RS98		5.450%, 06/15/2014	10,000	10,087
36962G6M1		1.000%, 12/11/2015	200,000	201,494
41283LAC9		Harley-Davidson Financial Services Inc.
		1.150%, 09/15/2015, Acquired 01/08/2014 at $200,836■	200,000	200,704
24422ERQ4		John Deere Capital Corporation
		0.875%, 04/17/2015	100,000	100,588
49327M2J2		Key Bank NA
		1.100%, 11/25/2016	250,000	250,409
69371RK62		PACCAR Financial Corporation
		1.050%, 06/05/2015^	100,000	100,695
69349LAN8		PNC Bank NA
		1.300%, 10/03/2016	250,000	251,876
88166CAA6		Teva Pharmaceuticals Finance
		3.000%, 06/15/2015	100,000	102,761
92976GAB7		Wachovia Bank NA
		4.800%, 11/01/2014	96,000	98,431
94974BFL9		Wells Fargo & Company
		1.250%, 07/20/2016	200,000	201,792
				3,515,944
		Digital Security - 0.55%
871503AG3		Symantec Corp.
		2.750%, 09/15/2015	150,000	153,999
		Diversified Financial Services - 0.71%
46623EJR1		JPMorgan Chase & Co.
		1.100%, 10/15/2015	200,000	200,897
		E-Commerce - 1.21%
023135AK2		Amazon.com, Inc.
		0.650%, 11/27/2015	200,000	200,508
278642AD5		eBay, Inc.
		0.700%, 07/15/2015	140,000	140,564
				341,072
		Electrical Equipment, Appliance, and Component Manufacturing - 0.35%
963320AP1		Whirlpool Corporation
		1.350%, 03/01/2017	100,000	99,847
		Fabricated Metal Product Manufacturing - 0.73%
235851AL6		Danaher Corporation
		2.300%, 06/23/2016	200,000	206,795
		Food Manufacturing - 4.52%
120568AM2		Bunge Limited Finance Corporation
		5.350%, 04/15/2014	115,000	115,167
205887BH4		ConAgra Foods, Inc.
		1.350%, 09/10/2015	100,000	100,776
370334BN3		General Mills, Inc.
		0.875%, 01/29/2016	200,000	200,252
423074AL7		HJ Heinz Co.
		2.000%, 09/12/2016	150,000	150,679
		Kellogg Company
487836BG2		1.125%, 05/15/2015	200,000	201,267
487836BF4		1.875%, 11/17/2016	100,000	102,036
50076QAK2		Kraft Foods Group Inc.
		1.625%, 06/04/2015	200,000	202,303
982526AR6		William Wrigley Jr. Company
		1.400%, 10/21/2016, Acquired 10/28/2013 at $201,241■	200,000	200,976
				1,273,456
		Food Services and Drinking Places - 0.71%
855244AE9		Starbucks Corporation
		0.875%, 12/05/2016	200,000	199,315
		Funds, Trusts, and Other Financial Vehicles — 0.53%
65339KAC4		NextEra Energy Capital Holding Inc.
		1.611%, 06/01/2014	150,000	150,293
		General Merchandise Stores - 1.51%
22160KAD7		Costco Wholesale Corporation
		0.650%, 12/07/2015	150,000	150,388
		Wal-Mart Stores, Inc.
931142CX9		1.500%, 10/25/2015	74,000	75,166
931142DE0		0.600%, 04/11/2016	200,000	200,020
				425,574
		Health and Personal Care Stores - 1.79%
		CVS Caremark Corporation
126650BT6		3.250%, 05/18/2015	100,000	102,880
126650CA6		1.200%, 12/05/2016	200,000	201,289
931422AG4		Walgreen Company
		1.000%, 03/13/2015	200,000	200,743
				504,912
		Holding Company - 0.89%
084664BX8		Berkshire Hathaway Finance Corp.
		0.950%, 08/15/2016	250,000	251,434
		Insurance Carriers and Related Activities - 1.79%
74432QAE5		Prudential Financial, Inc.
		5.100%, 09/20/2014	100,000	102,186
91324PBX9		UnitedHealth Group Inc.
		0.850%, 10/15/2015	100,000	100,465
94973VAZ0		WellPoint, Inc.
		1.250%, 09/10/2015	300,000	302,117
				504,768
		Machinery Manufacturing - 1.06%
452308AS8		Illinois Tool Works, Inc.
		0.900%, 02/25/2017	300,000	298,092
		Media - 0.90%
25470DAB5		Discovery Communications
		3.700%, 06/01/2015	100,000	103,492
92553PAK8		Viacom Inc.
		1.250%, 02/27/2015	150,000	150,934
				254,426
		Merchant Wholesalers, Nondurable Goods - 1.63%
		Express Scripts Holding Company
30219GAB4		2.100%, 02/12/2015	100,000	101,296
302182AF7		3.125%, 05/15/2016	150,000	156,353
581557AY1		McKesson Corp.
		0.950%, 12/04/2015	200,000	200,645
				458,294
		Mining (except Oil and Gas) - 1.43%
35671DAV7		Freeport-McMoRan Copper & Gold Inc.
		1.400%, 02/13/2015	300,000	301,786
76720AAA4		Rio Tinto Financial USA plc
		1.125%, 03/20/2015	100,000	100,573
				402,359
		Miscellaneous Manufacturing - 2.94%
88579YAD3		3M Co.
		1.375%, 09/29/2016	250,000	254,748
071813BH1		Baxter International Inc.
		0.950%, 06/01/2016	200,000	200,662
067383AB5		CR Bard, Inc.
		2.875%, 01/15/2016	150,000	155,350
418056AR8		Hasbro, Inc.
		6.125%, 05/15/2014	12,000	12,076
863667AC5		Stryker Corporation
		2.000%, 09/30/2016	200,000	205,383
				828,219
		Motor Vehicle and Parts Dealers - 0.89%
053332AQ5		AutoZone, Inc.
		1.300%, 01/13/2017	250,000	249,633
		Oil and Gas Extraction - 1.53%
136385AQ4		Canadian Natural Resources Ltd.
		1.450%, 11/14/2014	130,000	130,788
25179MAS2		Devon Energy Corporation
		1.200%, 12/15/2016	200,000	200,131
565849AJ5		Marathon Oil Corporation
		0.900%, 11/01/2015	100,000	100,227
				431,146
		Other Information Services - 0.81%
38259PAC6		Google Inc.
		2.125%, 05/19/2016	222,000	229,362
		Pharmaceutical and Biotechnology - 2.84%
031162AJ9		Amgen Inc.
		4.850%, 11/18/2014	140,000	143,683
377372AG2		GlaxoSmithKline Capital Inc.
		0.700%, 03/18/2016^	200,000	200,135
478160BF0		Johnson & Johnson
		0.700%, 11/28/2016	300,000	299,803
53217VAD1		Life Technologies Corporation
		3.500%, 01/15/2016	150,000	156,352
				799,973
		Pipeline Transportation - 0.37%
96950FAB0		Williams Partners LP
		3.800%, 02/15/2015	100,000	102,723
		Publishing Industries (except Internet) - 0.35%
884903BL8		Thomson Reuters Corporation
		0.875%, 05/23/2016	100,000	99,683
		Satellite Telecommunications - 0.56%
25459HAY1		DIRECTV Holdings, LLC
		3.500%, 03/01/2016	150,000	156,861
		Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.54%
472319AD4		Jefferies Group LLC
		5.875%, 06/08/2014	150,000	151,501
		Software - 0.36%
00724FAA9		Adobe Systems, Inc.
		3.250%, 02/01/2015	100,000	102,138
		Support Activities for Mining - 0.91%
806854AA3		Schlumberger Investment SA
		1.950%, 09/14/2016, Acquired 01/10/2014 at $256,172■	250,000	256,124
		Telecommunications - 1.42%
00206RBL5		AT&T, Inc.
		0.800%, 12/01/2015^	200,000	200,214
92343VBH6		Verizon Communications Inc.
		0.700%, 11/02/2015	200,000	200,204
				400,418
		Transportation Equipment Manufacturing - 1.76%
89233P6J0		Toyota Motor Credit Corp.
		0.875%, 07/17/2015	200,000	201,207
B84TD43		VW Credit, Inc.
		1.875%, 10/13/2016	290,000	295,577
				496,784
		Utilities - 1.27%
693304AN7		PECO Energy Company
		5.000%, 10/01/2014	52,000	53,159
843646AF7		Southern Power Company
		4.875%, 07/15/2015	100,000	105,158
98389BAP5		Xcel Energy, Inc.
		0.750%, 05/09/2016	200,000	199,564
				357,881
		Waste Management and Remediation Services - 0.37%
94106LAT6		Waste Management, Inc.
		6.375%, 03/11/2015	100,000	105,247

		TOTAL CORPORATE BONDS
		(cost $17,739,124)		17,739,514

		U.S. GOVERNMENT AGENCY ISSUES - 4.39%1
		U.S. Government Agency Issues - 4.39%
3133ED4A7		Federal Farm Credit Bank
		0.375%, 10/07/2015	300,000	300,355
		Federal Home Loan Banks
313371ZY5		1.875%, 12/11/2015	175,000	179,460
313375RN9		1.000%, 03/11/2016	200,000	201,691
3137EADQ9		Federal Home Loan Mortgage Corporation
		0.500%, 05/13/2016	300,000	300,116
31398A4K5		Federal National Mortgage Association
		1.875%, 10/15/2015	250,000	256,092

		TOTAL U.S. GOVERNMENT AGENCY ISSUES
		(cost $1,237,376)		1,237,714

		U.S. TREASURY OBLIGATIONS - 5.67%
		U.S. Treasury Notes - 5.67%
		U.S. Treasury Notes
912828TK6		0.250%, 08/15/2015	350,000	350,314
912828UW8		0.250%, 04/15/2016	500,000	497,969
912828VL1		0.625%, 07/15/2016	250,000	250,342
912828WA4		0.625%, 10/15/2016^	300,000	299,532
912828B74		0.625%, 02/15/2017^	200,000	198,742

		TOTAL U.S. TREASURY OBLIGATIONS
		(cost $1,596,525)		1,596,899

		EXCHANGE TRADED FUNDS - 18.15%	Shares
		Funds, Trusts, and Other Financial Vehicles - 18.15%
CSJ		iShares 1-3 Year Credit Bond ETF^	34,100	3,596,186
MINT		PIMCO Enhanced Short Maturity ETF	4,700	476,439
SCPB		SPDR Barclays Short Term Corporate Bond ETF#	24,000	738,000
VCSH		Vanguard Short-Term Corporate Bond ETF	3,800	303,924

		TOTAL EXCHANGE TRADED FUNDS
		(cost $5,116,716)		5,114,549

		PURCHASED PUT OPTIONS - 0.08%	Contracts
		Credit Intermediation and Related Activities - 0.08%
		iPath S&P 500 VIX Short-Term Futures ETN*
VXX 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	20	1,830
VXX 160115P00020000		Expiration: January 2016, Exercise Price: $20.00	20	5,100
VXX 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	30	14,475

		TOTAL PURCHASED PUT OPTIONS
		(cost $29,951)		21,405

		SHORT-TERM INVESTMENTS - 4.49%	Principal Amount
		Commercial Paper - 4.26%
026827313		U.S. Bank N.A., 0.02%, 04/01/2014	$1,200,000	1,200,000

		Money Market Funds - 0.23%	Shares
FIGXX		Fidelity Institutional Government Portfolio - Class I, 0.01%b	64,632	64,632

		TOTAL SHORT-TERM INVESTMENTS
		(cost $1,264,632)		1,264,632

		INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.15%
		Money Market Funds - 9.15%
		Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	2,578,785	2,578,785

		TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING		2,578,785
		(cost $2,578,785)

		TOTAL INVESTMENTS - 104.89%
		(cost $29,563,109)(a)		$29,553,498

Percentages are stated as a percent of net assets.

	■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 2.33%.
	^	- This security or a portion of this security was out on loan at March 31, 2014. Total loaned securities had a market value of $2,519,905 at March 31, 2014.
	1	- The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
	#	- All or a portion of the shares have been committed as collateral for written option contracts.
	*	- Non-income producing security.
	b	- The rate quoted is the annualized seven-day yield as of March 31, 2014.
	ETF	- Exchange Traded Fund.

	(a) The cost basis of investments for federal tax purposes at March 31, 2014 was as follows@:
		Cost of investments	$29,563,109
		Gross unrealized appreciation		22,100
		Gross unrealized depreciation		(31,711)
		Net unrealized appreciation	$(9,611)

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written - March 31, 2014 (Unaudited)

Identifier		PUT OPTIONS WRITTEN	Contracts*	Value
		Accommodation
		Carnival Corporation
CCL 140419P00030000		Expiration: April 2014, Exercise Price: $30.00	12	$30
CCL 150117P00024500		Expiration: January 2015, Exercise Price: $24.50	33	990
CCL 150117P00029500		Expiration: January 2015, Exercise Price: $29.50	9	720
CCL 160115P00028000		Expiration: January 2016, Exercise Price: $28.00	12	2,070
		Marriott International Inc. - Class A
MAR 140419P00035000		Expiration: April 2014, Exercise Price: $35.00	2	5
MAR 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	2	105
MAR 160115P00033000		Expiration: January 2016, Exercise Price: $33.00	35	2,625
MAR 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	8	760
		Starwood Hotels & Resorts Worldwide, Inc.
HOT 150117P00054350		Expiration: January 2015, Exercise Price: $54.35	1	73
HOT 160115P00054350		Expiration: January 2016, Exercise Price: $54.35	3	801
HOT 160115P00056850		Expiration: January 2016, Exercise Price: $56.85	10	3,135
				11,314
		Administrative and Support Services
		Accenture plc - Class A
ACN 140517P00055000		Expiration: May 2014, Exercise Price: $55.00	4	10
ACN 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	5	925
ACN 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	7	2,380
		Expedia, Inc.
EXPE 150117P00044480		Expiration: January 2015, Exercise Price: $44.48	4	460
EXPE 150117P00054480		Expiration: January 2015, Exercise Price: $54.48	3	893
EXPE 150117P00059480		Expiration: January 2015, Exercise Price: $59.48	12	5,280
EXPE 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	3	727
EXPE 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	8	3,920
				14,595
		Ambulatory Health Care Services
		DaVita HealthCare Partners Inc.
DVA 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	11	1,897
DVA 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	1	265
				2,162
		Apparel Manufacturing
		L Brands, Inc.
LB 150117P00039000		Expiration: January 2015, Exercise Price: $39.00	11	660
LB 150117P00043000		Expiration: January 2015, Exercise Price: $43.00	9	923
LB 150117P00046000		Expiration: January 2015, Exercise Price: $46.00	5	762
LB 160115P00039000		Expiration: January 2016, Exercise Price: $39.00	8	1,560
				3,905
		Asset Management
		BlackRock, Inc.
BLK 160115P00210000		Expiration: January 2016, Exercise Price: $210.00	8	8,320
BLK 160115P00220000		Expiration: January 2016, Exercise Price: $220.00	1	1,230
BLK 160115P00230000		Expiration: January 2016, Exercise Price: $230.00	4	5,860
		The Blackstone Group LP
BX 140621P00020000		Expiration: June 2014, Exercise Price: $20.00	10	35
BX 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	40	700
BX 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	12	630
BX 160115P00023000		Expiration: January 2016, Exercise Price: $23.00	29	6,192
		Franklin Resources, Inc.
BEN 140419P00035000		Expiration: April 2014, Exercise Price: $35.00	22	55
BEN 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	1	85
BEN 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	34	7,820
		KKR & Co. LP
KKR 150117P00013000		Expiration: January 2015, Exercise Price: $13.00	50	1,500
KKR 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	16	1,600
				34,027
		Beverage and Tobacco Product Manufacturing
		The Coca-Cola Company
KO 140517P00032000		Expiration: May 2014, Exercise Price: $32.00	6	18
KO 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	18	495
KO 150117P00032500		Expiration: January 2015, Exercise Price: $32.50	5	253
KO 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	8	788
KO 160115P00033000		Expiration: January 2016, Exercise Price: $33.00	7	1,200
		Constellation Brands, Inc. - Class A
STZ 140419P00042500		Expiration: April 2014, Exercise Price: $42.50	5	38
STZ 140419P00045000		Expiration: April 2014, Exercise Price: $45.00	5	37
STZ 150117P00042500		Expiration: January 2015, Exercise Price: $42.50	8	200
STZ 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	2	130
STZ 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	9	810
STZ 160115P00052500		Expiration: January 2016, Exercise Price: $52.50	3	495
STZ 160115P00057500		Expiration: January 2016, Exercise Price: $57.50	3	712
STZ 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	2	560
STZ 160115P00062500		Expiration: January 2016, Exercise Price: $62.50	1	335
		Lorillard, Inc.
LO 140621P00040000		Expiration: June 2014, Exercise Price: $40.00	2	58
LO 150117P00036670		Expiration: January 2015, Exercise Price: $36.67	28	2,688
LO 160115P00037500		Expiration: January 2016, Exercise Price: $37.50	11	1,925
		Molson Coors Brewing Company - Class B
TAP 140419P00040000		Expiration: April 2014, Exercise Price: $40.00	13	33
TAP 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	22	1,705
TAP 160115P00037500		Expiration: January 2016, Exercise Price: $37.50	2	225
TAP 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	12	1,770
TAP 160115P00042500		Expiration: January 2016, Exercise Price: $42.50	4	760
		Philip Morris International, Inc.
PM 150117P00075000		Expiration: January 2015, Exercise Price: $75.00	5	1,495
				16,730
		Broadcasting (except Internet)
		CBS Corporation - Class B
CBS 140621P00045000		Expiration: June 2014, Exercise Price: $45.00	20	250
CBS 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	12	510
CBS 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	4	250
CBS 150117P00042000		Expiration: January 2015, Exercise Price: $42.00	2	165
CBS 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	6	690
CBS 150117P00047000		Expiration: January 2015, Exercise Price: $47.00	2	295
		Comcast Corporation - Class A
CMCSA 140419P00031000		Expiration: April 2014, Exercise Price: $31.00	5	5
CMCSA 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	15	863
CMCSA 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	6	558
CMCSA 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	6	849
CMCSA 160115P00038000		Expiration: January 2016, Exercise Price: $38.00	6	1,224
CMCSA 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	8	2,052
		Twenty-First Century Fox, Inc. - Class A
FOXA 140419P00024000		Expiration: April 2014, Exercise Price: $24.00	8	20
FOXA 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	28	1,890
FOXA 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	15	1,650
FOXA 160115P00023000		Expiration: January 2016, Exercise Price: $23.00	8	1,080
FOXA 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	17	3,230
		The Walt Disney Company
DIS 140419P00052500		Expiration: April 2014, Exercise Price: $52.50	7	3
DIS 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	8	1,244
DIS 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	15	3,435
				20,263
		Building Equipment Contractors
		Honeywell International Inc.
HON 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	1	75
HON 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	7	1,708
HON 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	1	330
				2,113
		Building Material and Garden Equipment and Supplies Dealers
		Fastenal Company
FAST 150117P00032500		Expiration: January 2015, Exercise Price: $32.50	31	1,938
FAST 150117P00034500		Expiration: January 2015, Exercise Price: $34.50	13	1,040
FAST 150117P00037500		Expiration: January 2015, Exercise Price: $37.50	7	805
FAST 160115P00033000		Expiration: January 2016, Exercise Price: $33.00	15	2,850
		The Home Depot, Inc.
HD 140517P00055000		Expiration: May 2014, Exercise Price: $55.00	1	1
HD 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	1	88
HD 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	10	1,470
		Lowe's Companies, Inc.
LOW 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	10	590
LOW 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	9	715
LOW 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	5	620
LOW 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	25	4,475
		The Sherwin-Williams Company
SHW 140621P00140000		Expiration: June 2014, Exercise Price: $140.00	1	23
SHW 150117P00130000		Expiration: January 2015, Exercise Price: $130.00	4	600
SHW 150117P00135000		Expiration: January 2015, Exercise Price: $135.00	4	750
SHW 150117P00150000		Expiration: January 2015, Exercise Price: $150.00	2	700
SHW 160115P00140000		Expiration: January 2016, Exercise Price: $140.00	1	760
				17,425
		Chemical Manufacturing
		Celgene Corporation
CELG 150117P00100000		Expiration: January 2015, Exercise Price: $100.00	6	1,875
CELG 150117P00110000		Expiration: January 2015, Exercise Price: $110.00	2	990
CELG 150117P00115000		Expiration: January 2015, Exercise Price: $115.00	5	3,088
CELG 150117P00120000		Expiration: January 2015, Exercise Price: $120.00	1	765
CELG 160115P00100000		Expiration: January 2016, Exercise Price: $100.00	2	1,680
CELG 160115P00110000		Expiration: January 2016, Exercise Price: $110.00	6	6,915
CELG 160115P00120000		Expiration: January 2016, Exercise Price: $120.00	2	3,065
		CF Industries Holdings, Inc.
CF 150117P00170000		Expiration: January 2015, Exercise Price: $170.00	1	262
CF 160115P00180000		Expiration: January 2016, Exercise Price: $180.00	2	2,250
		The Dow Chemical Company
DOW 140621P00030000		Expiration: June 2014, Exercise Price: $30.00	3	11
DOW 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	12	270
DOW 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	1	33
DOW 150117P00032000		Expiration: January 2015, Exercise Price: $32.00	12	522
DOW 160115P00028000		Expiration: January 2016, Exercise Price: $28.00	8	700
DOW 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	20	2,230
DOW 160115P00033000		Expiration: January 2016, Exercise Price: $33.00	3	475
DOW 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	2	397
DOW 160115P00037000		Expiration: January 2016, Exercise Price: $37.00	17	4,207
		E.I. du Pont de Nemours and Company
DD 140419P00042500		Expiration: April 2014, Exercise Price: $42.50	1	1
DD 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	10	360
DD 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	18	2,358
		Eastman Chemical Company
EMN 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	3	195
EMN 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	10	800
EMN 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	1	217
EMN 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	10	3,150
		LyondellBasell Industries NV - Class A
LYB 150117P00057250		Expiration: January 2015, Exercise Price: $57.25	3	172
LYB 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	2	490
		Monsanto Company
MON 150117P00075000		Expiration: January 2015, Exercise Price: $75.00	10	730
MON 150117P00082500		Expiration: January 2015, Exercise Price: $82.50	5	600
MON 160115P00075000		Expiration: January 2016, Exercise Price: $75.00	2	504
MON 160115P00080000		Expiration: January 2016, Exercise Price: $80.00	4	1,310
MON 160115P00085000		Expiration: January 2016, Exercise Price: $85.00	5	2,125
		The Mosaic Company
MOS 140621P00035000		Expiration: June 2014, Exercise Price: $35.00	2	6
MOS 150117P00032500		Expiration: January 2015, Exercise Price: $32.50	3	75
MOS 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	34	1,428
MOS 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	15	2,310
		Mylan Inc.
MYL 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	16	2,032
		OPKO Health, Inc.
OPK 150117P00003000		Expiration: January 2015, Exercise Price: $3.00	66	1,650
OPK 160115P00003000		Expiration: January 2016, Exercise Price: $3.00	66	3,795
		Teva Pharmaceutical Industries Ltd. - ADR
TEVA 150117P00032500		Expiration: January 2015, Exercise Price: $32.50	21	504
TEVA 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	35	2,485
TEVA 160115P00032500		Expiration: January 2016, Exercise Price: $32.50	6	564
		Westlake Chemical Corporation
WLK 140419P00037500		Expiration: April 2014, Exercise Price: $37.50	10	100
WLK 140419P00040000		Expiration: April 2014, Exercise Price: $40.00	4	50
				57,746
		Clothing and Clothing Accessories Stores
		The Estee Lauder Companies Inc. - Class A
EL 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	2	535
		The Gap, Inc.
GPS 140621P00028000		Expiration: June 2014, Exercise Price: $28.00	3	12
GPS 140621P00029000		Expiration: June 2014, Exercise Price: $29.00	9	49
GPS 150117P00028000		Expiration: January 2015, Exercise Price: $28.00	9	405
GPS 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	5	350
GPS 160115P00028000		Expiration: January 2016, Exercise Price: $28.00	9	1,363
GPS 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	17	3,409
		Nordstrom, Inc.
JWN 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	16	992
JWN 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	4	864
		Tiffany & Co.
TIF 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	4	378
TIF 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	11	2,387
TIF 160115P00067500		Expiration: January 2016, Exercise Price: $67.50	7	3,518
				14,262
		Computer and Electronic Product Manufacturing
		Agilent Technologies, Inc.
A 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	19	979
A 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	5	457
A 150117P00042000		Expiration: January 2015, Exercise Price: $42.00	18	2,088
A 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	1	167
A 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	17	4,505
A 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	2	810
		Altera Corporation
ALTR 150117P00023000		Expiration: January 2015, Exercise Price: $23.00	20	500
		Apple, Inc.
AAPL7 140419P00400000		Expiration: April 2014, Exercise Price: $400.00e	10	84
AAPL 140719P00400000		Expiration: July 2014, Exercise Price: $400.00	1	65
AAPL 160115P00410000		Expiration: January 2016, Exercise Price: $410.00	3	7,020
		Broadcom Corporation - Class A
BRCM 150117P00023000		Expiration: January 2015, Exercise Price: $23.00	20	900
BRCM 160115P00023000		Expiration: January 2016, Exercise Price: $23.00	8	1,108
		Cisco Systems, Inc.
CSCO 140419P00018000		Expiration: April 2014, Exercise Price: $18.00	8	4
CSCO 140419P00019000		Expiration: April 2014, Exercise Price: $19.00	10	15
CSCO 140719P00018000		Expiration: July 2014, Exercise Price: $18.00	29	319
CSCO 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	20	310
CSCO 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	4	132
CSCO 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	10	595
		EMC Corporation
EMC 140419P00022000		Expiration: April 2014, Exercise Price: $22.00	6	6
EMC 150117P00018000		Expiration: January 2015, Exercise Price: $18.00	27	432
		Hologic, Inc.
HOLX 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	61	7,320
		International Business Machines Corporation
IBM 140621P00150000		Expiration: June 2014, Exercise Price: $150.00	2	42
IBM 140621P00155000		Expiration: June 2014, Exercise Price: $155.00	1	30
IBM 150117P00160000		Expiration: January 2015, Exercise Price: $160.00	5	1,638
IBM 160115P00130000		Expiration: January 2016, Exercise Price: $130.00	1	312
IBM 160115P00140000		Expiration: January 2016, Exercise Price: $140.00	2	895
		QUALCOMM Inc.
QCOM 140419P00055000		Expiration: April 2014, Exercise Price: $55.00	7	11
QCOM 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	2	61
QCOM 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	1	52
QCOM 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	15	2,025
QCOM 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	6	1,221
		Sony Corporation
SNE 140419P00015000		Expiration: April 2014, Exercise Price: $15.00	32	80
SNE 150117P00012000		Expiration: January 2015, Exercise Price: $12.00	14	210
SNE 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	26	1,495
SNE 160115P00013000		Expiration: January 2016, Exercise Price: $13.00	7	595
		St. Jude Medical, Inc.
STJ 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	2	85
STJ 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	20	3,150
STJ 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	4	980
STJ 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	14	5,110
		Texas Instruments Inc.
TXN 140419P00029000		Expiration: April 2014, Exercise Price: $29.00	18	27
TXN 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	5	78
TXN 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	9	211
TXN 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	2	173
		Thermo Fisher Scientific, Inc.
TMO 140621P00075000		Expiration: June 2014, Exercise Price: $75.00	8	120
TMO 150117P00075000		Expiration: January 2015, Exercise Price: $75.00	1	75
TMO 160115P00080000		Expiration: January 2016, Exercise Price: $80.00	10	3,450
TMO 160115P00085000		Expiration: January 2016, Exercise Price: $85.00	2	830
				50,772
		Construction of Buildings
		Lennar Corporation - Class A
LEN 140517P00024000		Expiration: May 2014, Exercise Price: $24.00	3	5
LEN 140517P00025000		Expiration: May 2014, Exercise Price: $25.00	4	8
LEN 140517P00027000		Expiration: May 2014, Exercise Price: $27.00	3	3
LEN 150117P00023000		Expiration: January 2015, Exercise Price: $23.00	8	172
LEN 150117P00028000		Expiration: January 2015, Exercise Price: $28.00	20	1,390
LEN 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	12	1,248
LEN 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	15	1,905
LEN 160115P00028000		Expiration: January 2016, Exercise Price: $28.00	3	607
				5,338
		Consumer Staples
		The Procter & Gamble Company
PG 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	8	732
PG 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	7	1,365
				2,097
		Couriers and Messengers
		FedEx Corp.
FDX 150117P00097500		Expiration: January 2015, Exercise Price: $97.50	3	431
FDX 150117P00100000		Expiration: January 2015, Exercise Price: $100.00	2	329
FDX 150117P00105000		Expiration: January 2015, Exercise Price: $105.00	3	678
FDX 160115P00090000		Expiration: January 2016, Exercise Price: $90.00	5	1,612
FDX 160115P00095000		Expiration: January 2016, Exercise Price: $95.00	4	1,620
FDX 160115P00097500		Expiration: January 2016, Exercise Price: $97.50	1	455
FDX 160115P00100000		Expiration: January 2016, Exercise Price: $100.00	7	3,535
				8,660
		Credit Intermediation and Related Activities
		American Express Company
AXP 140419P00060000		Expiration: April 2014, Exercise Price: $60.00	2	2
AXP 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	17	604
AXP 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	1	85
AXP 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	1	184
AXP 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	3	786
AXP 160115P00067500		Expiration: January 2016, Exercise Price: $67.50	6	1,860
		Bank of America Corporation
BAC 140517P00012000		Expiration: May 2014, Exercise Price: $12.00	13	7
BAC 150117P00010000		Expiration: January 2015, Exercise Price: $10.00	30	255
BAC 150117P00012000		Expiration: January 2015, Exercise Price: $12.00	32	592
BAC 160115P00010000		Expiration: January 2016, Exercise Price: $10.00	42	1,512
BAC 160115P00012000		Expiration: January 2016, Exercise Price: $12.00	108	7,182
		The Bank of New York Mellon Corporation
BK 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	10	180
BK 160115P00023000		Expiration: January 2016, Exercise Price: $23.00	28	2,198
BK 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	16	1,768
		Capital One Financial Corporation
COF 140621P00055000		Expiration: June 2014, Exercise Price: $55.00	1	8
COF 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	6	1,542
		Citigroup Inc.
C 140621P00035000		Expiration: June 2014, Exercise Price: $35.00	2	14
C 140621P00037000		Expiration: June 2014, Exercise Price: $37.00	2	18
C 140621P00040000		Expiration: June 2014, Exercise Price: $40.00	10	190
C 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	6	462
C 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	17	3,034
		Ocwen Financial Corporation
OCN 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	4	520
OCN 160115P00027500		Expiration: January 2016, Exercise Price: $27.50	20	7,100
		State Street Corporation
STT 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	2	527
		U.S. Bancorp
USB 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	4	374
USB 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	2	362
		Wells Fargo & Company
WFC 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	19	675
WFC 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	6	732
				32,773
		Data Processor
		MasterCard, Inc. - Class A
MA 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	6	594
MA 150117P00055500		Expiration: January 2015, Exercise Price: $55.50	2	210
MA 150117P00058000		Expiration: January 2015, Exercise Price: $58.00	10	1,375
MA 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	10	3,070
MA 160115P00058000		Expiration: January 2016, Exercise Price: $58.00	3	1,147
MA 160115P00062000		Expiration: January 2016, Exercise Price: $62.00	10	5,000
		Visa, Inc. - Class A
V 140621P00155000		Expiration: June 2014, Exercise Price: $155.00	1	25
V 150117P00140000		Expiration: January 2015, Exercise Price: $140.00	2	209
V 150117P00145000		Expiration: January 2015, Exercise Price: $145.00	4	504
V 150117P00180000		Expiration: January 2015, Exercise Price: $180.00	3	1,500
V 160115P00165000		Expiration: January 2016, Exercise Price: $165.00	2	1,665
				15,299
		Diversified Financial Services
		JPMorgan Chase & Co.
JPM 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	8	328
JPM 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	12	1,668
JPM 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	9	2,074
				4,070
		E-Commerce
		Amazon.com, Inc.
AMZN 140419P00215000		Expiration: April 2014, Exercise Price: $215.00	1	3
AMZN 150117P00255000		Expiration: January 2015, Exercise Price: $255.00	1	868
AMZN 150117P00260000		Expiration: January 2015, Exercise Price: $260.00	1	957
AMZN 150117P00270000		Expiration: January 2015, Exercise Price: $270.00	5	5,812
AMZN 160115P00290000		Expiration: January 2016, Exercise Price: $290.00	1	3,160
		eBay, Inc.
EBAY 140419P00040000		Expiration: April 2014, Exercise Price: $40.00	6	9
EBAY 140419P00045000		Expiration: April 2014, Exercise Price: $45.00	2	2
EBAY 150117P00038000		Expiration: January 2015, Exercise Price: $38.00	6	297
EBAY 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	7	497
EBAY 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	1	133
EBAY 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	26	5,889
EBAY 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	9	3,285
		IAC/InterActiveCorp
IACI 140419P00035000		Expiration: April 2014, Exercise Price: $35.00	5	13
IACI 140419P00040000		Expiration: April 2014, Exercise Price: $40.00	19	95
IACI 140719P00050000		Expiration: July 2014, Exercise Price: $50.00	9	292
IACI 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	11	660
IACI 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	2	205
IACI 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	1	170
IACI 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	2	530
		Liberty Interactive Corporation - Class A
LINTA 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	5	125
LINTA 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	30	1,125
				24,127
		Electrical Equipment, Appliance, and Component Manufacturing
		Corning Inc.
GLW 150117P00012000		Expiration: January 2015, Exercise Price: $12.00	38	418
		Emerson Electric Co.
EMR 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	10	425
		Whirlpool Corporation
WHR 150117P00100000		Expiration: January 2015, Exercise Price: $100.00	5	935
WHR 150117P00105000		Expiration: January 2015, Exercise Price: $105.00	1	238
WHR 160115P00090000		Expiration: January 2016, Exercise Price: $90.00	2	885
WHR 160115P00115000		Expiration: January 2016, Exercise Price: $115.00	2	2,125
				5,026
		Fabricated Metal Product Manufacturing
		Danaher Corporation
DHR 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	12	540
DHR 150117P00052500		Expiration: January 2015, Exercise Price: $52.50	8	480
DHR 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	3	638
				1,658
		Food and Beverage Stores
		The Kroger Co.
KR 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	12	360
KR 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	12	570
KR 160115P00028000		Expiration: January 2016, Exercise Price: $28.00	12	930
KR 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	9	922
		Whole Foods Market, Inc.
WFM 150117P00037500		Expiration: January 2015, Exercise Price: $37.50	12	1,086
				3,868
		Food Manufacturing
		Archer-Daniels-Midland Company
ADM 140621P00032000		Expiration: June 2014, Exercise Price: $32.00	3	17
ADM 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	28	882
ADM 150117P00032000		Expiration: January 2015, Exercise Price: $32.00	1	47
ADM 160115P00028000		Expiration: January 2016, Exercise Price: $28.00	3	267
ADM 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	39	4,680
		Bunge Limited
BG 140419P00065000		Expiration: April 2014, Exercise Price: $65.00	1	3
BG 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	2	170
BG 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	1	155
BG 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	1	200
BG 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	10	4,100
		Mead Johnson Nutrition Company
MJN 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	4	188
MJN 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	10	835
MJN 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	1	146
MJN 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	1	178
		Tyson Foods, Inc. - Class A
TSN 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	8	500
				12,368
		Food Services and Drinking Places
		Starbucks Corporation
SBUX 140419P00055000		Expiration: April 2014, Exercise Price: $55.00	1	2
SBUX 140419P00060000		Expiration: April 2014, Exercise Price: $60.00	4	4
SBUX 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	5	262
SBUX 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	12	1,146
SBUX 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	2	338
SBUX 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	16	4,696
SBUX 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	1	428
		Yum! Brands, Inc.
YUM 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	1	80
YUM 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	13	1,872
YUM 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	4	696
YUM 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	8	2,156
				11,680
		Funds, Trusts, and Other Financial Vehicles
		CBRE Group, Inc. - Class A
CBG 140920P00020000		Expiration: September 2014, Exercise Price: $20.00	5	125
CBG 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	45	1,125
CBG 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	41	2,358
		iShares MSCI Emerging Markets ETF
EEM 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	2	113
EEM 160115P00028000		Expiration: January 2016, Exercise Price: $28.00	6	702
EEM 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	4	600
		Market Vectors Gold Miners ETF
GDX 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	8	204
GDX 150117P00016000		Expiration: January 2015, Exercise Price: $16.00	3	118
GDX 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	8	432
GDX 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	30	3,975
GDX 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	21	1,743
GDX 160115P00016000		Expiration: January 2016, Exercise Price: $16.00	3	326
				11,821
		Gaming
		Las Vegas Sands Corp.
LVS 150117P00047250		Expiration: January 2015, Exercise Price: $47.25	1	64
LVS 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	4	322
LVS 150117P00052250		Expiration: January 2015, Exercise Price: $52.25	9	882
LVS 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	1	126
LVS 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	18	7,200
LVS 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	2	1,085
		Wynn Resorts Limited
WYNN 140621P00122000		Expiration: June 2014, Exercise Price: $122.00	1	8
WYNN 140621P00132000		Expiration: June 2014, Exercise Price: $132.00	2	16
WYNN 150117P00122000		Expiration: January 2015, Exercise Price: $122.00	6	327
WYNN 150117P00175000		Expiration: January 2015, Exercise Price: $175.00	1	560
WYNN 160115P00120000		Expiration: January 2016, Exercise Price: $120.00	1	362
WYNN 160115P00140000		Expiration: January 2016, Exercise Price: $140.00	3	1,972
WYNN 160115P00147000		Expiration: January 2016, Exercise Price: $147.00	1	805
				13,729
		General Merchandise Stores
		Costco Wholesale Corporation
COST 150117P00083000		Expiration: January 2015, Exercise Price: $83.00	1	78
COST 150117P00088000		Expiration: January 2015, Exercise Price: $88.00	6	666
COST 160115P00085000		Expiration: January 2016, Exercise Price: $85.00	3	892
COST 160115P00090000		Expiration: January 2016, Exercise Price: $90.00	8	3,160
COST 160115P00095000		Expiration: January 2016, Exercise Price: $95.00	1	515
		Family Dollar Stores, Inc.
FDO 150117P00042500		Expiration: January 2015, Exercise Price: $42.50	11	1,045
		Macy's, Inc.
M 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	4	164
M 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	2	118
M 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	30	2,025
M 160115P00038000		Expiration: January 2016, Exercise Price: $38.00	2	307
M 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	19	3,572
		Sears Holdings Corporation
SHLD 140621P00030420		Expiration: June 2014, Exercise Price: $30.42	3	245
SHLD 140621P00033000		Expiration: June 2014, Exercise Price: $33.00	11	1,237
SHLD 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	5	492
SHLD 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	8	2,476
		Wal-Mart Stores, Inc.
WMT 150117P00062500		Expiration: January 2015, Exercise Price: $62.50	5	358
WMT 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	4	396
WMT 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	1	114
				17,860
		Health and Personal Care Stores
		CVS Caremark Corporation
CVS 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	21	389
CVS 160115P00052500		Expiration: January 2016, Exercise Price: $52.50	3	451
CVS 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	1	188
CVS 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	7	2,030
		Walgreen Company
WAG 140419P00041000		Expiration: April 2014, Exercise Price: $41.00	1	1
WAG 150117P00042000		Expiration: January 2015, Exercise Price: $42.00	10	300
WAG 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	8	652
WAG 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	20	3,040
WAG 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	2	517
				7,568
		Heavy and Civil Engineering Construction
		Chicago Bridge & Iron Company N.V.
CBI 140419P00050000		Expiration: April 2014, Exercise Price: $50.00	13	33
CBI 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	13	390
CBI 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	3	217
CBI 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	1	92
CBI 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	5	1,850
				2,582
		Holding Company
		Icahn Enterprises LP
IEP 140621P00080000		Expiration: June 2014, Exercise Price: $80.00	3	308
IEP 140621P00085000		Expiration: June 2014, Exercise Price: $85.00	1	167
IEP 140920P00075000		Expiration: September 2014, Exercise Price: $75.00	12	2,310
IEP 140920P00080000		Expiration: September 2014, Exercise Price: $80.00	8	2,360
IEP 140920P00085000		Expiration: September 2014, Exercise Price: $85.00	2	800
		Leucadia National Corporation
LUK2 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	33	495
LUK2 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	42	3,570
				10,010
		Insurance Carriers and Related Activities
		Aetna Inc.
AET 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	8	460
AET 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	12	2,676
		Aflac, Inc.
AFL 150117P00047000		Expiration: January 2015, Exercise Price: $47.00	8	524
AFL 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	10	950
AFL 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	2	545
		American International Group, Inc.
AIG 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	38	1,976
AIG 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	14	2,499
AIG 160115P00038000		Expiration: January 2016, Exercise Price: $38.00	15	3,638
		MetLife, Inc.
MET 140621P00036000		Expiration: June 2014, Exercise Price: $36.00	2	15
MET 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	18	846
MET 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	2	124
MET 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	4	644
MET 160115P00038000		Expiration: January 2016, Exercise Price: $38.00	25	5,550
MET 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	12	3,258
		Prudential Financial, Inc.
PRU 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	3	1,515
		UnitedHealth Group Inc.
UNH 140621P00055000		Expiration: June 2014, Exercise Price: $55.00	1	9
UNH 150117P00052500		Expiration: January 2015, Exercise Price: $52.50	7	378
UNH 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	12	2,628
UNH 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	9	2,731
		WellPoint, Inc.
WLP 140621P00065000		Expiration: June 2014, Exercise Price: $65.00	1	13
WLP 150117P00062500		Expiration: January 2015, Exercise Price: $62.50	7	504
WLP 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	1	87
WLP 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	1	209
WLP 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	5	1,385
WLP 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	1	372
WLP 160115P00075000		Expiration: January 2016, Exercise Price: $75.00	15	7,238
				40,774
		Leather and Allied Product Manufacturing
		Coach, Inc.
COH 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	5	125
COH 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	4	240
COH 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	9	1,238
COH 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	8	1,700
COH 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	24	8,640
		NIKE, Inc. - Class B
NKE 140419P00055000		Expiration: April 2014, Exercise Price: $55.00	10	20
NKE 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	2	87
NKE 150117P00052500		Expiration: January 2015, Exercise Price: $52.50	4	234
NKE 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	12	2,046
NKE 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	15	3,900
NKE 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	1	382
				18,612
		Machinery Manufacturing
		Cameron International Corporation
CAM 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	15	975
CAM 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	8	1,520
		Caterpillar Inc.
CAT 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	2	81
CAT 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	3	171
CAT 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	1	146
CAT 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	8	1,612
CAT 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	5	1,395
		Cummins Inc.
CMI 140621P00100000		Expiration: June 2014, Exercise Price: $100.00	1	12
CMI 150117P00095000		Expiration: January 2015, Exercise Price: $95.00	1	100
CMI 150117P00097500		Expiration: January 2015, Exercise Price: $97.50	2	220
CMI 160115P00090000		Expiration: January 2016, Exercise Price: $90.00	1	325
CMI 160115P00095000		Expiration: January 2016, Exercise Price: $95.00	1	405
CMI 160115P00100000		Expiration: January 2016, Exercise Price: $100.00	2	980
CMI 160115P00105000		Expiration: January 2016, Exercise Price: $105.00	9	5,400
		Deere & Company
DE 140621P00065000		Expiration: June 2014, Exercise Price: $65.00	1	4
DE 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	2	75
DE 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	1	59
DE 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	4	662
		Eaton Corporation plc
ETN 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	4	270
ETN 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	11	1,210
ETN 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	10	2,350
ETN 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	7	2,380
		General Electric Company
GE 150117P00018000		Expiration: January 2015, Exercise Price: $18.00	50	975
GE 160115P00018000		Expiration: January 2016, Exercise Price: $18.00	15	1,005
GE 160115P00020000		Expiration: January 2016, Exercise Price: $20.00	34	3,553
		Ingersoll-Rand plc
IR1 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	4	140
IR 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	6	2,160
		National Oilwell Varco, Inc.
NOV 150117P00047500		Expiration: January 2015, Exercise Price: $47.50	5	188
NOV 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	5	232
NOV 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	4	364
NOV 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	10	2,265
NOV 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	1	325
				31,559
		Management of Companies and Enterprises
		The Goldman Sachs Group, Inc.
GS 140419P00110000		Expiration: April 2014, Exercise Price: $110.00	1	9
GS 140419P00115000		Expiration: April 2014, Exercise Price: $115.00	2	17
GS 150117P00115000		Expiration: January 2015, Exercise Price: $115.00	2	294
GS 150117P00120000		Expiration: January 2015, Exercise Price: $120.00	2	364
GS 150117P00125000		Expiration: January 2015, Exercise Price: $125.00	1	221
GS 160115P00120000		Expiration: January 2016, Exercise Price: $120.00	1	540
				1,445
		Media
		Time Warner Inc.
TWX 140419P00045000		Expiration: April 2014, Exercise Price: $45.00	14	28
TWX 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	4	742
		Viacom Inc. - Class B
VIAB 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	8	700
VIAB 150117P00062500		Expiration: January 2015, Exercise Price: $62.50	1	108
VIAB 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	11	3,107
VIAB 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	2	790
				5,475
		Merchant Wholesalers, Nondurable Goods
		Cardinal Health, Inc.
CAH 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	18	540
CAH 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	5	225
CAH 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	10	2,675
CAH 160115P00052500		Expiration: January 2016, Exercise Price: $52.50	2	640
		Express Scripts Holding Company
ESRX 150117P00047500		Expiration: January 2015, Exercise Price: $47.50	10	415
ESRX 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	2	182
ESRX 160115P00047500		Expiration: January 2016, Exercise Price: $47.50	2	311
ESRX 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	9	1,719
ESRX 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	6	1,683
ESRX 160115P00057500		Expiration: January 2016, Exercise Price: $57.50	4	1,350
		McKesson Corp.
MCK 150117P00125000		Expiration: January 2015, Exercise Price: $125.00	8	1,500
MCK 160115P00120000		Expiration: January 2016, Exercise Price: $120.00	6	3,300
MCK 160115P00130000		Expiration: January 2016, Exercise Price: $130.00	4	3,020
		Ralph Lauren Corporation
RL 150117P00105000		Expiration: January 2015, Exercise Price: $105.00	5	513
RL 150117P00115000		Expiration: January 2015, Exercise Price: $115.00	5	875
RL 150117P00120000		Expiration: January 2015, Exercise Price: $120.00	1	232
RL 160115P00125000		Expiration: January 2016, Exercise Price: $125.00	1	800
RL 160115P00130000		Expiration: January 2016, Exercise Price: $130.00	1	955
				20,935
		Mining (except Oil and Gas)
		BHP Billiton Limited - ADR
BHP 150117P00047500		Expiration: January 2015, Exercise Price: $47.50	10	795
BHP 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	1	178
BHP 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	4	788
BHP 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	6	1,764
		Freeport-McMoRan Copper & Gold Inc.
FCX 150117P00019000		Expiration: January 2015, Exercise Price: $19.00	10	230
FCX 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	23	1,000
FCX 150117P00024000		Expiration: January 2015, Exercise Price: $24.00	24	1,632
FCX 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	4	338
FCX 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	2	257
FCX 160115P00023000		Expiration: January 2016, Exercise Price: $23.00	21	3,412
FCX 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	23	5,095
		Rio Tinto plc - ADR
RIO 150117P00037500		Expiration: January 2015, Exercise Price: $37.50	15	1,125
RIO 160115P00037500		Expiration: January 2016, Exercise Price: $37.50	2	485
				17,099
		Miscellaneous Manufacturing
		3M Co.
MMM 150117P00105000		Expiration: January 2015, Exercise Price: $105.00	1	151
MMM 160115P00095000		Expiration: January 2016, Exercise Price: $95.00	7	2,016
MMM 160115P00110000		Expiration: January 2016, Exercise Price: $110.00	1	565
		Baxter International Inc.
BAX 150117P00052500		Expiration: January 2015, Exercise Price: $52.50	5	230
		Hasbro, Inc.
HAS 140419P00035000		Expiration: April 2014, Exercise Price: $35.00	22	165
HAS 160115P00037500		Expiration: January 2016, Exercise Price: $37.50	2	350
HAS 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	12	2,700
		International Game Technology
IGT 150117P00010000		Expiration: January 2015, Exercise Price: $10.00	65	2,763
IGT 150117P00012000		Expiration: January 2015, Exercise Price: $12.00	57	5,557
		Stryker Corporation
SYK 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	12	630
SYK 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	1	168
SYK 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	2	480
				15,775
		Motion Picture and Sound Recording Industries
		DreamWorks Animation SKG, Inc. - Class A
DWA 140621P00026000		Expiration: June 2014, Exercise Price: $26.00	6	1,080
DWA 140920P00019000		Expiration: September 2014, Exercise Price: $19.00	26	1,560
DWA 140920P00020000		Expiration: September 2014, Exercise Price: $20.00	16	1,240
DWA 140920P00023000		Expiration: September 2014, Exercise Price: $23.00	16	2,400
DWA 140920P00025000		Expiration: September 2014, Exercise Price: $25.00	8	1,820
				8,100
		Motor Vehicle and Parts Dealers
		AutoNation, Inc.
AN 140419P00036000		Expiration: April 2014, Exercise Price: $36.00	2	25
AN 140419P00040000		Expiration: April 2014, Exercise Price: $40.00	8	60
AN 140419P00041000		Expiration: April 2014, Exercise Price: $41.00	14	175
		CarMax, Inc.
KMX 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	14	1,155
KMX 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	34	7,225
				8,640
		Nonmetallic Mineral Product Manufacturing
		USG Corporation
USG 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	20	950
USG 160115P00020000		Expiration: January 2016, Exercise Price: $20.00	41	6,560
				7,510
		Non-Store Retailers
		Sotheby's
BID1 140419P00035000		Expiration: April 2014, Exercise Price: $35.00	19	238
BID 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	2	245
BID 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	6	1,245
BID1 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	10	1,150
BID1 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	2	560
				3,438
		Oil and Gas Extraction
		Anadarko Petroleum Corporation
APC 150117P00067500		Expiration: January 2015, Exercise Price: $67.50	9	1,845
APC 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	5	923
APC 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	3	732
		Apache Corporation
APA 140419P00067500		Expiration: April 2014, Exercise Price: $67.50	6	9
APA 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	10	470
APA 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	2	514
		Chesapeake Energy Corporation
CHK 150117P00018000		Expiration: January 2015, Exercise Price: $18.00	63	2,583
CHK 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	5	358
CHK 160115P00018000		Expiration: January 2016, Exercise Price: $18.00	5	620
CHK 160115P00020000		Expiration: January 2016, Exercise Price: $20.00	57	10,402
		Continental Resources, Inc.
CLR 150117P00075000		Expiration: January 2015, Exercise Price: $75.00	13	1,658
CLR 150117P00080000		Expiration: January 2015, Exercise Price: $80.00	13	2,275
CLR 150117P00090000		Expiration: January 2015, Exercise Price: $90.00	1	312
CLR 160115P00075000		Expiration: January 2016, Exercise Price: $75.00	1	410
CLR 160115P00080000		Expiration: January 2016, Exercise Price: $80.00	3	1,410
		Encana Corporation
ECA 150117P00013000		Expiration: January 2015, Exercise Price: $13.00	25	313
ECA 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	15	525
ECA 160115P00013000		Expiration: January 2016, Exercise Price: $13.00	14	665
		EOG Resources, Inc.
EOG 140419P00120000		Expiration: April 2014, Exercise Price: $120.00	2	9
EOG 150117P00125000		Expiration: January 2015, Exercise Price: $125.00	3	449
EOG 160115P00120000		Expiration: January 2016, Exercise Price: $120.00	1	445
EOG 160115P00130000		Expiration: January 2016, Exercise Price: $130.00	1	602
EOG 160115P00135000		Expiration: January 2016, Exercise Price: $135.00	7	4,865
EOG 160115P00140000		Expiration: January 2016, Exercise Price: $140.00	1	795
		Marathon Oil Corporation
MRO 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	19	2,232
		Occidental Petroleum Corporation
OXY 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	2	475
OXY 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	11	3,465
		Talisman Energy Inc.
TLM 160115P00008000		Expiration: January 2016, Exercise Price: $8.00	132	11,880
				51,241
		Other Exchanges
		CBOE Holdings Inc.
CBOE 150117P00038750		Expiration: January 2015, Exercise Price: $38.75	30	2,025
CBOE 160115P00034500		Expiration: January 2016, Exercise Price: $34.50	8	940
				2,965
		Other Information Services
		Google Inc. - Class A
GOOG7 150117P00850000		Expiration: January 2015, Exercise Price: $850.00e	1	153
GOOG 150117P00950000		Expiration: January 2015, Exercise Price: $950.00	1	3,330
GOOG 160115P00830000		Expiration: January 2016, Exercise Price: $830.00	1	3,975
GOOG7 160115P00900000		Expiration: January 2016, Exercise Price: $900.00e	1	587
				8,045
		Paper Manufacturing
		Kimberly-Clark Corporation
KMB 150117P00082500		Expiration: January 2015, Exercise Price: $82.50	8	700

		Performing Arts, Spectator Sports, and Related Industries
		Live Nation Entertainment, Inc.
LYV 150117P00012000		Expiration: January 2015, Exercise Price: $12.00	79	1,777
LYV 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	5	425
LYV 160115P00013000		Expiration: January 2016, Exercise Price: $13.00	48	5,040
				7,242
		Petroleum and Coal Products Manufacturing
		ConocoPhillips
COP 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	10	1,595
		Hess Corporation
HES 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	4	206
HES 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	2	134
HES 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	2	171
HES 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	4	826
HES 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	26	7,514
		Phillips 66
PSX 140517P00042500		Expiration: May 2014, Exercise Price: $42.50	1	3
PSX 150117P00042000		Expiration: January 2015, Exercise Price: $42.00	15	450
PSX 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	4	280
PSX 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	1	112
PSX 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	6	975
PSX 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	15	5,175
PSX 160115P00057500		Expiration: January 2016, Exercise Price: $57.50	2	820
		Valero Energy Corporation
VLO 140621P00030000		Expiration: June 2014, Exercise Price: $30.00	3	9
VLO 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	8	596
VLO 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	32	7,488
VLO 160115P00038000		Expiration: January 2016, Exercise Price: $38.00	6	1,935
VLO 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	3	1,163
				29,452
		Pharmaceutical and Biotechnology
		AbbVie Inc.
ABBV 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	12	750
ABBV 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	20	3,950
ABBV 160115P00037500		Expiration: January 2016, Exercise Price: $37.50	18	4,635
		Allergan, Inc.
AGN 140419P00070000		Expiration: April 2014, Exercise Price: $70.00	2	20
AGN 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	7	700
AGN 150117P00085000		Expiration: January 2015, Exercise Price: $85.00	1	225
AGN 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	5	1,000
AGN 160115P00092500		Expiration: January 2016, Exercise Price: $92.50	1	690
		Amgen Inc.
AMGN 140419P00080000		Expiration: April 2014, Exercise Price: $80.00	5	5
AMGN 150117P00080000		Expiration: January 2015, Exercise Price: $80.00	1	105
AMGN 150117P00082500		Expiration: January 2015, Exercise Price: $82.50	2	243
AMGN 150117P00087500		Expiration: January 2015, Exercise Price: $87.50	4	668
AMGN 150117P00090000		Expiration: January 2015, Exercise Price: $90.00	2	387
AMGN 150117P00100000		Expiration: January 2015, Exercise Price: $100.00	5	1,738
AMGN 160115P00085000		Expiration: January 2016, Exercise Price: $85.00	6	2,760
AMGN 160115P00090000		Expiration: January 2016, Exercise Price: $90.00	2	1,140
		Bristol-Myers Squibb Company
BMY 140621P00040000		Expiration: June 2014, Exercise Price: $40.00	2	43
BMY 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	10	260
BMY 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	4	226
BMY 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	12	924
BMY 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	10	1,200
BMY 150117P00042000		Expiration: January 2015, Exercise Price: $42.00	3	480
BMY 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	12	2,046
BMY 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	10	2,970
		Eli Lilly & Company
LLY 140419P00045000		Expiration: April 2014, Exercise Price: $45.00	9	18
LLY 150117P00043000		Expiration: January 2015, Exercise Price: $43.00	10	640
		Gilead Sciences, Inc.
GILD 140517P00040000		Expiration: May 2014, Exercise Price: $40.00	2	6
GILD 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	4	592
GILD 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	14	4,102
GILD 150117P00062500		Expiration: January 2015, Exercise Price: $62.50	2	885
GILD 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	4	1,510
GILD 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	1	702
		Merck & Co., Inc.
MRK 140419P00040000		Expiration: April 2014, Exercise Price: $40.00	16	16
MRK 150117P00038000		Expiration: January 2015, Exercise Price: $38.00	6	225
MRK 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	7	585
MRK 160115P00038000		Expiration: January 2016, Exercise Price: $38.00	8	968
		Pfizer, Inc.
PFE 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	50	1,125
PFE 160115P00023000		Expiration: January 2016, Exercise Price: $23.00	19	1,748
				40,287
		Pipeline Transportation
		The Williams Companies, Inc.
WMB 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	5	338
WMB 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	21	2,215
WMB 160115P00028000		Expiration: January 2016, Exercise Price: $28.00	8	1,348
WMB 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	41	9,163
				13,064
		Primary Metal Manufacturing
		Nucor Corporation
NUE 150117P00038000		Expiration: January 2015, Exercise Price: $38.00	20	1,350
		Precision Castparts Corp.
PCP 140621P00185000		Expiration: June 2014, Exercise Price: $185.00	3	105
PCP 140621P00200000		Expiration: June 2014, Exercise Price: $200.00	1	75
				1,530
		Professional, Scientific, and Technical Services
		Cerner Corporation
CERN 140621P00040000		Expiration: June 2014, Exercise Price: $40.00	2	30
CERN 140621P00045000		Expiration: June 2014, Exercise Price: $45.00	4	140
CERN 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	20	1,000
CERN 150117P00037500		Expiration: January 2015, Exercise Price: $37.50	14	945
CERN 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	8	780
CERN 150117P00042500		Expiration: January 2015, Exercise Price: $42.50	3	390
CERN 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	10	2,625
		Fluor Corporation
FLR 140419P00050000		Expiration: April 2014, Exercise Price: $50.00	4	10
FLR 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	5	187
FLR 150117P00052500		Expiration: January 2015, Exercise Price: $52.50	4	310
FLR 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	8	1,260
FLR 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	9	1,890
FLR 160115P00057500		Expiration: January 2016, Exercise Price: $57.50	1	365
FLR 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	9	3,825
		The Interpublic Group of Companies, Inc.
IPG 150117P00008000		Expiration: January 2015, Exercise Price: $8.00	50	1,000
		Leidos Holdings Inc.
LDOS1 150117P00007000		Expiration: January 2015, Exercise Price: $7.00	50	875
LDOS 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	6	2,430
LDOS 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	8	5,360
				23,422
		Publishing Industries (except Internet)
		Autodesk, Inc.
ADSK 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	8	848
ADSK 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	6	843
ADSK 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	2	418
ADSK 160115P00037000		Expiration: January 2016, Exercise Price: $37.00	4	1,350
ADSK 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	2	880
		Electronic Arts Inc.
EA 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	5	140
EA 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	21	1,260
EA 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	12	756
EA 160115P00018000		Expiration: January 2016, Exercise Price: $18.00	5	580
		Nuance Communications, Inc.
NUAN 150117P00010000		Expiration: January 2015, Exercise Price: $10.00	84	1,260
NUAN 160115P00010000		Expiration: January 2016, Exercise Price: $10.00	8	500
				8,835
		Rail Transportation
		CSX Corporation
CSX 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	10	255
CSX 160115P00020000		Expiration: January 2016, Exercise Price: $20.00	15	1,268
		Norfolk Southern Corporation
NSC 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	4	150
NSC 150117P00067500		Expiration: January 2015, Exercise Price: $67.50	1	90
NSC 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	1	182
NSC 160115P00075000		Expiration: January 2016, Exercise Price: $75.00	1	455
				2,400
		Real Estate
		General Growth Properties, Inc.
GGP 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	60	1,050

		Satellite Telecommunications
		DIRECTV
DTV 140621P00050000		Expiration: June 2014, Exercise Price: $50.00	2	24
DTV 150117P00047000		Expiration: January 2015, Exercise Price: $47.00	8	392
DTV 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	1	191
DTV 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	1	277
		DISH Network Corp. - Class A
DISH 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	17	638
DISH 150117P00041000		Expiration: January 2015, Exercise Price: $41.00	18	1,620
DISH 150117P00046000		Expiration: January 2015, Exercise Price: $46.00	2	330
DISH 160115P00043000		Expiration: January 2016, Exercise Price: $43.00	3	862
		Liberty Global plc - Class A
LBTY2 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	3	900
		Time Warner Cable Inc.
TWC 140419P00090000		Expiration: April 2014, Exercise Price: $90.00	1	5
				5,239
		Securities, Commodity Contracts, and Other Financial Investments and Related Activities
		The Charles Schwab Corporation
SCHW 140621P00018000		Expiration: June 2014, Exercise Price: $18.00	5	25
SCHW 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	63	787
SCHW 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	4	70
SCHW 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	20	750
SCHW 160115P00018000		Expiration: January 2016, Exercise Price: $18.00	20	1,600
SCHW 160115P00020000		Expiration: January 2016, Exercise Price: $20.00	10	1,200
		CME Group Inc.
CME 140621P00055000		Expiration: June 2014, Exercise Price: $55.00	1	10
CME 140621P00060000		Expiration: June 2014, Exercise Price: $60.00	8	220
CME 150117P00042500		Expiration: January 2015, Exercise Price: $42.50	11	440
CME 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	7	333
CME 150117P00052500		Expiration: January 2015, Exercise Price: $52.50	1	92
CME 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	2	225
CME 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	6	1,095
CME 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	10	3,550
		IntercontinentalExchange Group, Inc.
ICE 140621P00155000		Expiration: June 2014, Exercise Price: $155.00	2	115
		Morgan Stanley
MS 160115P00020000		Expiration: January 2016, Exercise Price: $20.00	9	824
MS 160115P00023000		Expiration: January 2016, Exercise Price: $23.00	7	1,060
				12,396
		Software
		Adobe Systems, Inc.
ADBE 150117P00042000		Expiration: January 2015, Exercise Price: $42.00	8	396
ADBE 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	8	1,692
ADBE 160115P00047000		Expiration: January 2016, Exercise Price: $47.00	9	2,264
ADBE 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	6	1,920
				6,272
		Software Publishers
		Citrix Systems, Inc.
CTXS 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	10	2,000
CTXS 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	6	2,130
CTXS 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	2	360
		Microsoft Corporation
MSFT 140719P00029000		Expiration: July 2014, Exercise Price: $29.00	3	15
MSFT 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	25	387
MSFT 150117P00028000		Expiration: January 2015, Exercise Price: $28.00	9	252
MSFT 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	39	2,301
MSFT 160115P00028000		Expiration: January 2016, Exercise Price: $28.00	13	1,293
MSFT 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	5	693
		Oracle Corporation
ORCL 140621P00026000		Expiration: June 2014, Exercise Price: $26.00	3	6
ORCL 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	13	280
ORCL 150117P00028000		Expiration: January 2015, Exercise Price: $28.00	27	958
ORCL 160115P00028000		Expiration: January 2016, Exercise Price: $28.00	8	856
				11,531
		Support Activities for Mining
		Halliburton Company
HAL 140419P00035000		Expiration: April 2014, Exercise Price: $35.00	8	8
HAL 140419P00036000		Expiration: April 2014, Exercise Price: $36.00	2	2
HAL 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	8	200
HAL 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	10	1,080
HAL 160115P00038000		Expiration: January 2016, Exercise Price: $38.00	22	3,289
HAL 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	6	1,098
HAL 160115P00043000		Expiration: January 2016, Exercise Price: $43.00	3	733
		Helmerich & Payne, Inc.
HP 150117P00077500		Expiration: January 2015, Exercise Price: $77.50	2	330
		Schlumberger Limited
SLB 150117P00067500		Expiration: January 2015, Exercise Price: $67.50	1	75
SLB 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	9	2,048
SLB 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	12	3,606
		Transocean Ltd.
RIG 140517P00035000		Expiration: May 2014, Exercise Price: $35.00	2	31
RIG 150117P00033000		Expiration: January 2015, Exercise Price: $33.00	33	4,257
RIG 150117P00038000		Expiration: January 2015, Exercise Price: $38.00	1	300
RIG 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	6	1,371
RIG 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	16	6,680
RIG 160115P00038000		Expiration: January 2016, Exercise Price: $38.00	1	570
				25,678
		Support Activities for Transportation
		Expeditors International of Washington, Inc.
EXPD 140517P00032000		Expiration: May 2014, Exercise Price: $32.00	2	10
EXPD 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	15	300
EXPD 150117P00032500		Expiration: January 2015, Exercise Price: $32.50	26	2,470
EXPD 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	18	2,925
EXPD 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	1	320
				6,025
		Telecommunications
		Verizon Communications Inc.
VZ 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	8	308
VZ 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	16	2,320
				2,628
		Transportation Equipment Manufacturing
		The Boeing Company
BA 140517P00085000		Expiration: May 2014, Exercise Price: $85.00	1	7
BA 140517P00090000		Expiration: May 2014, Exercise Price: $90.00	1	12
BA 150117P00085000		Expiration: January 2015, Exercise Price: $85.00	4	504
BA 150117P00087500		Expiration: January 2015, Exercise Price: $87.50	1	143
BA 150117P00092500		Expiration: January 2015, Exercise Price: $92.50	2	375
BA 150117P00100000		Expiration: January 2015, Exercise Price: $100.00	2	564
BA 160115P00100000		Expiration: January 2016, Exercise Price: $100.00	13	9,295
BA 160115P00105000		Expiration: January 2016, Exercise Price: $105.00	2	1,730
		General Dynamics Corporation
GD 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	1	215
		Johnson Controls, Inc.
JCI 140419P00032000		Expiration: April 2014, Exercise Price: $32.00	3	8
JCI 150117P00032000		Expiration: January 2015, Exercise Price: $32.00	2	100
JCI 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	2	205
JCI 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	28	6,230
JCI 160115P00038000		Expiration: January 2016, Exercise Price: $38.00	2	620
		PACCAR Inc.
PCAR 150117P00040300		Expiration: January 2015, Exercise Price: $40.30	18	765
PCAR 150117P00043300		Expiration: January 2015, Exercise Price: $43.30	3	157
		Textron Inc.
TXT 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	5	320
TXT 160115P00027000		Expiration: January 2016, Exercise Price: $27.00	12	2,328
		Toyota Motor Corporation - ADR
TM 150117P00085000		Expiration: January 2015, Exercise Price: $85.00	1	144
TM 160115P00085000		Expiration: January 2016, Exercise Price: $85.00	6	2,865
TM 160115P00090000		Expiration: January 2016, Exercise Price: $90.00	2	1,240
		United Technologies Corporation
UTX 160115P00080000		Expiration: January 2016, Exercise Price: $80.00	2	536
UTX 160115P00085000		Expiration: January 2016, Exercise Price: $85.00	3	1,028
				29,391
		U.S. Equity Exchanges
		The NASDAQ OMX Group, Inc.
NDAQ 140621P00028000		Expiration: June 2014, Exercise Price: $28.00	3	45
NDAQ 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	9	2,070
				2,115
		Waste Management and Remediation Services
		Waste Management, Inc.
WM 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	2	385

		TOTAL PUT OPTIONS WRITTEN
		(premiums received ($1,449,156)		$907,103

	*	- 100 Shares Per Contract.
	e	- 10 Shares Per Contract.
	ADR	- American Depository Receipt.
	ETF	- Exchange Traded Fund.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2014

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instrumentsby enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As would be reflected in the Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of March 31, 2014:

Equity Contracts	Assets		Liabilities
	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments,
	at value	$21,405		$-
Written Options			Written option
		-	contracts, at value	907,103
Total		$-		$907,103

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - March 31, 2014 (Unaudited)

			Principal
Identifier	CONVERTIBLE BONDS - 31.14%		Amount	Value
	Administrative and Support Services - 4.95%
	WebMD Health Corporation
94770VAH5	2.250%, 03/31/2016#		$400,000	$405,750
94770VAF9	2.500%, 01/31/2018#		4,875,000	4,938,984
				5,344,734
	Computer and Electronic Product Manufacturing - 1.65%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035#		950,000	1,269,438
747906AJ4	Quantum Corp.
	4.500%, 11/15/2017		500,000	512,187
				1,781,625
	Mining (except Oil and Gas) - 4.02%
250669AA6	Detour Gold Corporation
	5.500%, 11/30/2017		1,000,000	943,125
B7W1RP3	Kirkland Lake Gold Inc.
	6.000%, 06/30/2017	CAD	350,000	250,113
780287AA6	Royal Gold, Inc.
	2.875%, 06/15/2019		3,014,000	3,155,281
				4,348,519
	Nonmetallic Mineral Product Manufacturing - 4.93%
69073TAQ6	Owens-Brockway Glass Container
	3.000%, 06/01/2015, Acquired 07/06/2011-03/15/2013 at $5,158,454#■		5,170,000	5,331,563
	Oil and Gas Extraction - 3.97%
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035#		650,000	680,469
165167CB1	2.250%, 12/15/2038^		3,830,000	3,609,775
				4,290,244
	Performing Arts, Spectator Sports, and Related Industries - 2.61%
538034AB5	Live Nation Entertainment, Inc.
	2.875%, 07/15/2027#		2,763,000	2,814,806
	Personal and Laundry Services - 1.23%
758932AA5	Regis Corporation
	5.000%, 07/15/2014		1,303,000	1,330,689
	Primary Metal Manufacturing - 2.33%
03938LAK0	ArcelorMittal
	5.000%, 05/15/2014		2,500,000	2,512,500
	Real Estate - 0.46%
345550AP2	Forest City Enterprises, Inc.
	4.250%, 08/15/2018#		446,000	500,078
	Software Publishers - 4.05%
285512AA7	Electronic Arts, Inc.
	0.750%, 07/15/2016^		3,750,000	4,375,781
	Transportation Equipment Manufacturing - 0.94%
63934EAL2	Navistar International Corp.
	3.000%, 10/15/2014^		1,000,000	1,019,375

	TOTAL CONVERTIBLE BONDS
	(cost $31,521,667)			33,649,914

	CORPORATE BONDS - 44.60%
	Ambulatory Health Care Services - 2.64%
23918KAL2	DaVita HealthCare Partners, Inc.
	6.375%, 11/01/2018#^		2,710,000	2,852,275
	Apparel Manufacturing - 2.31%
532716AU1	L Brands, Inc.
	5.625%, 02/15/2022^		2,350,000	2,493,937
	Beverage and Tobacco Product Manufacturing - 0.09%
21036PAL2	Constellation Brands, Inc.
	4.250%, 05/01/2023^		100,000	98,000
	Broadcasting (except Internet) - 2.79%
1248EPAY9	CCO Holdings Capital Corporation
	5.250%, 09/30/2022^		2,150,000	2,131,188
55181WAA2	Virgin Media Secured Finance plc
	5.375%, 04/15/2021, Acquired 02/11/2014 at $101,625■		100,000	103,750
82967NAN8	Sirius XM Holdings Inc.
	5.750%, 08/01/2021, Acquired 02/28/2014-03/20/2014 at $785,517■		750,000	783,750
				3,018,688
	Chemical Manufacturing - 1.42%
044209AF1	Ashland Inc.
	4.750%, 08/15/2022		1,550,000	1,528,688
	Computer and Electronic Product Manufacturing - 0.69%
436440AF8	Hologic, Inc.
	6.250%, 08/01/2020		700,000	743,750
	Construction of Buildings - 1.13%
526057BN3	Lennar Corporation
	4.750%, 11/15/2022		1,250,000	1,221,875
	Credit Intermediation and Related Activities - 1.24%
02005NAE0	Ally Financial, Inc.
	8.000%, 03/15/2020		200,000	242,000
852060AG7	Sprint Capital Corp.
	6.900%, 05/01/2019^		1,000,000	1,102,500
				1,344,500
	Data Processing, Hosting and Related Services - 2.80%
	Sungard Data Systems, Inc.
867363AR4	7.375%, 11/15/2018		200,000	212,250
867363AX1	6.625%, 11/01/2019		2,650,000	2,815,625
				3,027,875
	E-Commerce - 1.14%
44919PAC6	IAC/InterActiveCorp
	4.750%, 12/15/2022		1,250,000	1,229,687
	Food Manufacturing - 3.60%
737446AB0	Post Holdings, Inc.
	7.375%, 02/15/2022^		3,600,000	3,888,000
	Gaming - 2.72%
983130AT2	Wynn Las Vegas LLC/Corporation
	5.375%, 03/15/2022		2,800,000	2,936,500
	Hospitals - 0.30%
12543DAQ3	Community Health System, Inc.
	7.125%, 07/15/2020^		200,000	217,250
40412CAB7	HCA Holdings, Inc.
	7.750%, 05/15/2021		100,000	110,500
				327,750
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 2.01%
44267DAA5	The Howard Hughes Corporation
	6.875%, 10/01/2021, Acquired 03/05/2014-03/27/2014 at $2,169,565■		2,000,000	2,170,000
	Merchant Wholesalers, Durable Goods - 1.50%
40415RAF2	HD Supply, Inc.
	8.125%, 04/15/2019		1,450,000	1,624,000
	Mining (except Oil and Gas) - 3.59%
20854PAD1	Consol Energy, Inc.
	8.000%, 04/01/2017#		1,495,000	1,562,275
35671DAU9	Freeport-McMoRan Copper & Gold Inc.
	3.550%, 03/01/2022^		1,100,000	1,052,308
	Peabody Energy Corporation
704549AK0	6.000%, 11/15/2018^		950,000	1,001,063
704549AH7	6.500%, 09/15/2020#		250,000	259,375
				3,875,021
	Motion Picture and Sound Recording Industries - 1.25%
26153CAA1	DreamWorks Animation SKG, Inc.
	6.875%, 08/15/2020, Acquired 03/03/2014-03/25/2014 at $1,353,449■		1,240,000	1,348,500
	Motor Vehicle and Parts Dealers - 0.73%
70959WAE3	Penske Automotive Group, Inc.
	5.750%, 10/01/2022		750,000	787,500
	Non-Store Retailers - 2.66%
835898AF4	Sotheby's
	5.250%, 10/01/2022, Acquired 03/03/2014-03/27/2014 at $2,863,009■		2,926,000	2,874,795
	Oil and Gas Extraction - 0.67%
212015AH4	Continental Resources, Inc.
	5.000%, 09/15/2022^		100,000	105,125
98212BAD5	WPX Energy Inc.
	6.000%, 01/15/2022^		600,000	618,000
				723,125
	Publishing Industries (except Internet) - 0.42%
67020YAD2	Nuance Communications, Inc.
	5.375%, 08/15/2020, Acquired 02/14/2014-03/27/2017 at $449,375■		450,000	450,000
	Rental and Leasing Services - 2.08%
459745GF6	International Lease Finance Corp.
	8.250%, 12/15/2020^		1,850,000	2,242,182
	Satellite Telecommunications - 3.07%
	Dish DBS Corp.
25470XAH8	4.625%, 07/15/2017		3,000,000	3,202,500
25470XAB1	7.875%, 09/01/2019^		100,000	118,500
				3,321,000
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.81%
683797AB0	Oppenheimer Holdings, Inc.
	8.750%, 04/15/2018		2,839,000	3,037,730
	Telecommunications - 0.84%
156700AS5	Centurylink, Inc.
	5.800%, 03/15/2022		100,000	102,750
228227BD5	Crown Castle International Corp.
	5.250%, 01/15/2023		300,000	306,375
852061AK6	Sprint Communications Inc.
	9.000%, 11/15/2018, Acquired 12/30/2013 at $120,046■		100,000	122,500
87264AAD7	T-Mobile USA, Inc.
	6.633%, 04/28/2021		350,000	377,562
				909,187
	Utilities - 0.10%
629377BN1	NRG Energy, Inc.
	7.625%, 01/15/2018		100,000	112,750

	TOTAL CORPORATE BONDS
	(cost $47,757,662)			48,187,315

	MUNICIPAL BONDS - 0.49%
	Air Transportaion - 0.49%
	Branson Missouri Regional Airport Transportation
105459AB7	6.000%, 07/01/2025c+		2,000,000	300,000
105459AC5	6.000%, 07/01/2037c+		1,500,000	225,000
				525,000
	TOTAL MUNICIPAL BONDS
	(cost $2,245,113)			525,000

	EXCHANGE TRADED NOTES - 0.00%		Shares
	Credit Intermediation and Related Activities - 0.00%
ZIV	VelocityShares Daily Inverse VIX Medium Term ETN*		100	3,939

	TOTAL EXCHANGE TRADED NOTES
	(cost $3,971)			3,939

	EXCHANGE TRADED FUNDS - 1.22%
	Funds, Trusts, and Other Financial Vehicles - 1.22%
BOND	PIMCO Total Return ETF		12,400	1,322,584

	TOTAL EXCHANGE TRADED FUNDS
	(cost $1,318,860)			1,322,584

	MUTUAL FUNDS - 6.66%
	Funds, Trusts, and Other Financial Vehicles - 6.66%
ACG	ACM Income Fund, Inc.		131,200	963,008
ACP	Avenue Income Credit Strategies Fund		14,600	256,960
DSL	DoubleLine Income Solutions Fund		25,600	543,232
DBL	DoubleLine Opportunistic Credit Fund		17,100	395,865
HAV	Helios Advantage Income Fund, Inc.		700	6,545
HSA	Helios Strategic Income Fund, Inc.		200	1,356
TLI	LMP Corporate Loan Fund Inc.		14,000	169,820
MTS	Montgomery Street Income Securities, Inc.		46,400	746,576
JFR	Nuveen Floating Rate Income Fund		200	2,392
PCM	PCM Fund Inc.^		2,900	35,322
PCN	PIMCO Corporate Income Fund		1,700	28,254
PCI	PIMCO Dynamic Credit Income Fund		50,500	1,141,300
PDI	PIMCO Dynamic Income Fund		38,200	1,158,224
PKO	PIMCO Income Opportunity Fund		16,050	453,092
PFL	PIMCO Income Strategy Fund		18,800	220,524
PFN	PIMCO Income Strategy Fund II		18,300	190,320
SPE	Special Opportunities Fund Inc.^		26,400	429,000
DMO	Western Asset Mortgage Defined Opportunity Fund Inc.		19,500	450,255
WIW	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund		200	2,326
WIA	Western Asset/Claymore Inflation-Linked Securities & Income Fund		200	2,330

	TOTAL MUTUAL FUNDS
	(cost $7,240,833)			7,196,701

	PURCHASED PUT OPTIONS - 0.64%		Contractsd
	Credit Intermediation and Related Activities - 0.18%
	iPath S&P 500 VIX Short-Term Futures ETN*
VXX 150117P00025000	Expiration: January 2015, Exercise Price: $25.00		2	183
VXX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00		4	442
VXX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00		536	136,680
VXX 160115P00025000	Expiration: January 2016, Exercise Price: $25.00		114	55,005
				192,310
	Funds, Trusts, and Other Financial Vehicles - 0.46%
	ProShares Ultra VIX Short-Term Futures ETF*
UVXY2 150117P00010000	Expiration: January 2015, Exercise Price: $10.00		18	5,454
UVXY2 150117P00011000	Expiration: January 2015, Exercise Price: $11.00		12	4,530
UVXY1 150117P00012000	Expiration: January 2015, Exercise Price: $12.00		6	6,285
UVXY2 150117P00012000	Expiration: January 2015, Exercise Price: $12.00		78	35,295
UVXY2 150117P00014000	Expiration: January 2015, Exercise Price: $14.00		4	2,360
UVXY2 150117P00015000	Expiration: January 2015, Exercise Price: $15.00		4	2,660
UVXY2 150117P00016000	Expiration: January 2015, Exercise Price: $16.00		18	13,365
UVXY2 160115P00008000	Expiration: January 2016, Exercise Price: $8.00		60	25,800
UVXY2 160115P00009000	Expiration: January 2016, Exercise Price: $9.00		214	109,140
UVXY2 160115P00010000	Expiration: January 2016, Exercise Price: $10.00		26	15,015
UVXY 160115P00020000	Expiration: January 2016, Exercise Price: $20.00		314	280,245
				500,149
	TOTAL PURCHASED PUT OPTIONS
	(cost $794,446)			692,459

	SHORT-TERM INVESTMENTS - 17.38%		Principal Amount
	Commercial Paper - 3.52%
026827313	U.S. Bank N.A., 0.02%, 04/01/2014		$3,800,000	3,800,000

	Money Market Funds - 2.76%		Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b		2,985,737	2,985,737

	U.S. Treasury Obligations - 11.10%		Principal Amount
912796BE8	United States Treasury Bill
	Maturity Date: 05/01/2014, Yield to Maturity 0.01%		$12,000,000	11,999,895

	TOTAL SHORT-TERM INVESTMENTS
	(cost $18,785,632)			18,785,632

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 11.05%		Shares
	Money Market Funds - 11.05%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b		11,935,908	11,935,908

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING			11,935,908
	(cost $11,935,908)

	TOTAL INVESTMENTS - 113.18%
	(cost $121,604,092)(a)			$122,299,452

Percentages are stated as a percent of net assets.

#	- All or a portion of the shares have been committed as collateral for written option contracts.
■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 12.20%.
^	- This security or a portion of this security was out on loan at March 31, 2014. Total loaned securities had a market value of $11,600,044 at March 31, 2014.
c	- The security missed January 1, 2012 interest payment and has ceased to accrue income. A forbearance agreement is currently in place.
+	-Security is considered illiquid. The aggregate value of such securities is $525,000 or 0.49% of net assets.
d	- 100 shares per contract.
*	- Non-income producing security.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2014.
CAD	- Canadian Dollars.
ETN	- Exchange Traded Note.
ETF	- Exchange Traded Fund.

(a) The cost basis of investments for federal tax purposes at March 31, 2014 was as follows@:
	Cost of investments	$121,856,119
	Gross unrealized appreciation		2,937,334
	Gross unrealized depreciation		(2,494,001)
	Net unrealized appreciation	$443,333

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - March 31, 2014 (Unaudited)

Identifier		PUT OPTIONS WRITTEN	Contracts*	Value
		Accommodation
		Carnival Corporation
CCL 150117P00032500		Expiration: January 2015, Exercise Price: $32.50	16	$2,320
		Marriott International Inc. - Class A
MAR 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	16	360
MAR 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	76	12,730
MAR 160115P00042000		Expiration: January 2016, Exercise Price: $42.00	32	6,640
		Royal Caribbean Cruises Ltd.
RCL 150117P00028000		Expiration: January 2015, Exercise Price: $28.00	52	1,456
				23,506
		Administrative and Support Services
		Expedia, Inc.
EXPE 150117P00039480		Expiration: January 2015, Exercise Price: $39.48	9	607
EXPE 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	102	49,980
EXPE 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	12	7,800
				58,387
		Ambulatory Health Care Services
		DaVita HealthCare Partners Inc.
DVA 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	50	8,625

		Apparel Manufacturing
		L Brands, Inc.
LB 150117P00041000		Expiration: January 2015, Exercise Price: $41.00	41	3,280

		Asset Management
		Apollo Global Management LLC - Class A
APO 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	28	8,750
		BlackRock, Inc.
BLK 160115P00250000		Expiration: January 2016, Exercise Price: $250.00	25	50,375
		The Blackstone Group LP
BX 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	21	5,849
		Federated Investors, Inc. - Class B
FII 140419P00025000		Expiration: April 2014, Exercise Price: $25.00	50	375
		Franklin Resources, Inc.
BEN 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	56	31,080
		KKR & Co. LP
KKR 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	68	3,230
		Oaktree Capital Group LLC
OAK 140419P00050000		Expiration: April 2014, Exercise Price: $50.00	6	30
OAK 140719P00050000		Expiration: July 2014, Exercise Price: $50.00	8	580
OAK 140719P00055000		Expiration: July 2014, Exercise Price: $55.00	32	6,160
				106,429
		Beverage and Tobacco Product Manufacturing
		Molson Coors Brewing Company - Class B
TAP 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	50	1,875

		Broadcasting (except Internet)
		CBS Corporation - Class B
CBS 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	3	128
CBS 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	39	2,437
CBS 150117P00042000		Expiration: January 2015, Exercise Price: $42.00	10	825
CBS 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	8	920
CBS 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	121	55,660
		Comcast Corporation - Class A
CMCSA 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	16	920
		Sirius XM Holdings Inc.
SIRI 160115P00003000		Expiration: January 2016, Exercise Price: $3.00	12	618
SIRI 160115P00003500		Expiration: January 2016, Exercise Price: $3.50	192	15,264
		Twenty-First Century Fox, Inc. - Class A
FOXA 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	14	1,540
FOXA1 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	37	2,035
FOXA 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	14	5,250
				85,597
		Building Material, Garden & Supplies Dealers
		Fastenal Company
FAST 150117P00037500		Expiration: January 2015, Exercise Price: $37.50	6	690
FAST 150117P00042500		Expiration: January 2015, Exercise Price: $42.50	7	1,575
		The Sherwin-Williams Company
SHW 150117P00160000		Expiration: January 2015, Exercise Price: $160.00	5	2,550
				4,815
		Chemical Manufacturing
		Celgene Corporation
CELG 160115P00140000		Expiration: January 2016, Exercise Price: $140.00	42	103,950
		Monsanto Company
MON 150117P00090000		Expiration: January 2015, Exercise Price: $90.00	6	1,209
		OPKO Health, Inc.
OPK 160115P00005000		Expiration: January 2016, Exercise Price: $5.00	168	20,160
				125,319
		Clothing and Clothing Accessories Stores
		Tiffany & Co.
TIF 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	4	378
TIF 150117P00062500		Expiration: January 2015, Exercise Price: $62.50	40	4,800
TIF 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	9	1,363
TIF 160115P00067500		Expiration: January 2016, Exercise Price: $67.50	14	7,035
TIF 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	34	19,805
TIF 160115P00075000		Expiration: January 2016, Exercise Price: $75.00	14	10,675
				44,056
		Computer and Electronic Product Manufacturing
		Apple, Inc.
AAPL 160115P00450000		Expiration: January 2016, Exercise Price: $450.00	11	40,975
AAPL 160115P00480000		Expiration: January 2016, Exercise Price: $480.00	12	59,700
AAPL 160115P00500000		Expiration: January 2016, Exercise Price: $500.00	2	11,890
		Hologic, Inc.
HOLX 160115P00018000		Expiration: January 2016, Exercise Price: $18.00	45	9,900
		Sony Corporation
SNE 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	24	1,380
SNE 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	180	21,150
SNE 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	240	36,000
				180,995
		Construction of Buildings
		Lennar Corporation - Class A
LEN 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	132	4,620
LEN 150117P00033000		Expiration: January 2015, Exercise Price: $33.00	16	2,832
LEN 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	56	7,112
LEN 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	73	18,944
				33,508
		Credit Intermediation and Related Activities
		Altisource Portfolio Solutions SA
ASPS 140419P00125000		Expiration: April 2014, Exercise Price: $125.00	4	2,880
ASPS 140719P00105000		Expiration: July 2014, Exercise Price: $105.00	36	22,860
		Bank of America Corporation
BAC 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	128	19,584
		The Bank Of New York Mellon Corporation
BK 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	6	207
		Ocwen Financial Corporation
OCN 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	16	15,360
OCN 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	14	17,220
OCN 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	36	56,700
		Wells Fargo & Company
WFC 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	16	3,488
				138,299
		Defense
		CACI International, Inc. - Class A
CACI 140621P00070000		Expiration: June 2014, Exercise Price: $70.00	35	5,950

		E-Commerce
		IAC/InterActiveCorp
IACI 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	20	1,200
IACI 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	56	9,520
IACI 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	10	2,650
IACI 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	18	7,020
		Liberty Interactive Corporation - Class A
LINTA 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	136	6,800
LINTA 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	94	10,810
				38,000
		Fabricated Metal Product Manufacturing
		McDermott International, Inc.
MDR 150117P00008000		Expiration: January 2015, Exercise Price: $8.00	600	73,500
MDR 150117P00010000		Expiration: January 2015, Exercise Price: $10.00	46	12,305
				85,805
		Food Services and Drinking Places
		Starbucks Corporation
SBUX 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	30	135
SBUX 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	2	56
SBUX 150117P00052500		Expiration: January 2015, Exercise Price: $52.50	5	357
SBUX 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	9	860
SBUX 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	24	3,072
SBUX 160115P00067500		Expiration: January 2016, Exercise Price: $67.50	24	16,920
SBUX 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	28	22,890
				44,290
		Funds, Trusts, and Other Financial Vehicles
		iShares iBoxx $ High Yield Corporate Bond ETF
HYG 150117P00091000		Expiration: January 2015, Exercise Price: $91.00	57	19,380
		Market Vectors Gold Miners ETF
GDX 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	50	6,625
		Market Vectors Junior Gold Miners ETF
GDXJ1 150117P00007000		Expiration: January 2015, Exercise Price: $7.00	50	2,750
		ProShares Short VIX Short-Term Futures ETF
SVXY 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	8	440
SVXY 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	4	1,000
		SPDR S&P 500 ETF Trust
SPY 141220P00140000		Expiration: December 2014, Exercise Price: $140.00	1	126
				30,321
		Gaming
		Las Vegas Sands Corp.
LVS 150117P00044250		Expiration: January 2015, Exercise Price: $44.25	9	441
LVS 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	26	14,105
		Wynn Resorts Limited
WYNN 150117P00117000		Expiration: January 2015, Exercise Price: $117.00	5	213
WYNN 160115P00140000		Expiration: January 2016, Exercise Price: $140.00	18	11,835
				26,594
		Gasoline Stations
		Susser Holdings Corporation
SUSS 140419P00045000		Expiration: April 2014, Exercise Price: $45.00	8	60

		General Merchandise Stores
		Family Dollar Stores, Inc.
FDO 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	25	6,375
FDO 150117P00052500		Expiration: January 2015, Exercise Price: $52.50	9	3,060
		Sears Holdings Corporation
SHLD 140621P00047920		Expiration: June 2014, Exercise Price: $47.92	2	1,275
SHLD 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	6	2,865
SHLD 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	65	62,563
SHLD 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	92	117,530
SHLD 160115P00035000		Expiration: January 2016, Exercise Price: $35.00	13	12,187
SHLD 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	6	15,450
				221,305
		Holding Company
		Icahn Enterprises LP
IEP 140621P00090000		Expiration: June 2014, Exercise Price: $90.00	6	1,710
IEP 140621P00095000		Expiration: June 2014, Exercise Price: $95.00	10	4,600
IEP 140621P00100000		Expiration: June 2014, Exercise Price: $100.00	18	12,240
IEP 140621P00105000		Expiration: June 2014, Exercise Price: $105.00	6	5,790
IEP 140920P00090000		Expiration: September 2014, Exercise Price: $90.00	12	6,900
IEP 140920P00100000		Expiration: September 2014, Exercise Price: $100.00	35	36,225
		Leucadia National Corporation
LUK2 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	282	43,710
LUK2 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	19	6,270
		Liberty Media Corporation - Class A
LMCA 140419P00135000		Expiration: April 2014, Exercise Price: $135.00	19	9,405
LMCA 140419P00140000		Expiration: April 2014, Exercise Price: $140.00	8	7,400
LMCA 140719P00135000		Expiration: July 2014, Exercise Price: $135.00	12	10,680
				144,930
		Insurance Carriers and Related Activities
		American International Group, Inc.
AIG 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	102	47,430
		AmTrust Financial Services, Inc.
AFSI 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	76	41,040
				88,470
		Leather and Allied Product Manufacturing
		Coach, Inc.
COH 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	15	4,125
COH 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	72	40,680
COH 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	14	11,550
				56,355
		Lessors of Nonresidential Buildings (except Miniwarehouses)
		The Howard Hughes Corporation
HHC 140419P00100000		Expiration: April 2014, Exercise Price: $100.00	10	150
HHC 140419P00110000		Expiration: April 2014, Exercise Price: $110.00	7	105
HHC 140719P00100000		Expiration: July 2014, Exercise Price: $100.00	32	1,120
HHC 140719P00105000		Expiration: July 2014, Exercise Price: $105.00	9	360
HHC 140719P00110000		Expiration: July 2014, Exercise Price: $110.00	10	600
HHC 140719P00115000		Expiration: July 2014, Exercise Price: $115.00	1	97
				2,432
		Machinery Manufacturing
		National Oilwell Varco, Inc.
NOV 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	45	4,095

		Media
		Starz - Class A
STRZA 140419P00025000		Expiration: April 2014, Exercise Price: $25.00	148	740
STRZA 140719P00025000		Expiration: July 2014, Exercise Price: $25.00	28	700
		Viacom Inc. - Class B
VIAB 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	32	1,600
VIAB 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	10	675
				3,715
		Merchant Wholesalers, Nondurable Goods
		Cardinal Health, Inc.
CAH 150117P00042000		Expiration: January 2015, Exercise Price: $42.00	7	245

		Mining (except Oil and Gas)
		Barrick Gold Corporation
ABX 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	124	11,842
ABX 160115P00013000		Expiration: January 2016, Exercise Price: $13.00	134	14,673
ABX 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	76	14,174
		Franco-Nevada Corporation
FNV 140419P00040000		Expiration: April 2014, Exercise Price: $40.00	2	25
		Freeport-McMoRan Copper & Gold Inc.
FCX 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	2	87
FCX 150117P00024000		Expiration: January 2015, Exercise Price: $24.00	116	7,888
FCX 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	52	6,682
FCX 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	4	1,700
FCX 160115P00032000		Expiration: January 2016, Exercise Price: $32.00	20	10,650
		Newmont Mining Corporation
NEM 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	60	22,050
		Rio Tinto plc - ADR
RIO 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	5	538
		Silver Wheaton Corporation
SLW 150117P00018000		Expiration: January 2015, Exercise Price: $18.00	16	1,744
SLW 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	106	18,868
SLW 160115P00018000		Expiration: January 2016, Exercise Price: $18.00	52	11,960
				122,881
		Miscellaneous Manufacturing
		Hasbro, Inc.
HAS 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	17	1,190
		International Game Technology
IGT 150117P00010000		Expiration: January 2015, Exercise Price: $10.00	20	850
				2,040
		Nonmetallic Mineral Product Manufacturing
		USG Corporation
USG 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	16	760

		Non-Store Retailers
		Sotheby's
BID1 150117P00028000		Expiration: January 2015, Exercise Price: $28.00	17	893

		Oil and Gas Extraction
		Canadian Natural Resources Ltd.
CNQ 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	4	790
		Chesapeake Energy Corporation
CHK 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	16	1,952
CHK 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	4	972
CHK 160115P00020000		Expiration: January 2016, Exercise Price: $20.00	128	23,360
CHK 160115P00023000		Expiration: January 2016, Exercise Price: $23.00	46	13,869
CHK 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	14	5,565
		Continental Resources, Inc.
CLR 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	1	35
CLR 150117P00070000		Expiration: January 2015, Exercise Price: $70.00	23	2,242
CLR 150117P00085000		Expiration: January 2015, Exercise Price: $85.00	19	4,560
CLR 150117P00090000		Expiration: January 2015, Exercise Price: $90.00	10	3,125
CLR 150117P00095000		Expiration: January 2015, Exercise Price: $95.00	12	4,860
CLR 160115P00080000		Expiration: January 2016, Exercise Price: $80.00	14	6,580
CLR 160115P00090000		Expiration: January 2016, Exercise Price: $90.00	7	5,250
		Talisman Energy Inc.
TLM 150117P00010000		Expiration: January 2015, Exercise Price: $10.00	8	1,000
TLM 160115P00010000		Expiration: January 2016, Exercise Price: $10.00	116	21,460
				95,620
		Other Exchanges
		CBOE Holdings Inc.
CBOE 150117P00043750		Expiration: January 2015, Exercise Price: $43.75	34	4,080
CBOE 160115P00044500		Expiration: January 2016, Exercise Price: $44.50	50	15,750
				19,830
		Other Information Services
		Google Inc. - Class C
GOOG 150117P00800000		Expiration: January 2015, Exercise Price: $800.00	1	995
GOOG 160115P00950000		Expiration: January 2016, Exercise Price: $950.00	7	52,220
				53,215
		Performing Arts, Spectator Sports, and Related Industries
		Live Nation Entertainment, Inc.
LYV 150117P00012000		Expiration: January 2015, Exercise Price: $12.00	102	2,295
LYV 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	242	11,495
LYV 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	92	15,640
				29,430
		Petroleum and Coal Products Manufacturing
		CVR Energy, Inc.
CVI 140621P00030000		Expiration: June 2014, Exercise Price: $30.00	21	472

		Pipeline Transportation
		The Williams Companies, Inc.
WMB 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	7	472
WMB 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	144	32,184
				32,656
		Professional, Scientific, and Technical Services
		Iron Mountain Inc.
IRM 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	13	7,865
		Verisign Inc.
VRSN 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	62	18,569
				26,434
		Publishing Industries (except Internet)
		Nuance Communications, Inc.
NUAN 160115P00013000		Expiration: January 2016, Exercise Price: $13.00	210	28,350
NUAN 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	8	1,680
				30,030
		Rail Transportation
		Norfolk Southern Corporation
NSC 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	7	507

		Real Estate
		General Growth Properties, Inc.
GGP 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	18	1,953
		TRI Pointe Homes, Inc.
TPH 140719P00015000		Expiration: July 2014, Exercise Price: $15.00	1	70
				2,023
		Restaurants
		The Wendy's Company
WEN 150117P00007000		Expiration: January 2015, Exercise Price: $7.00	232	8,120
WEN 160115P00007000		Expiration: January 2016, Exercise Price: $7.00	912	70,680
				78,800
		Satellite Telecommunications
		DISH Network Corp. - Class A
DISH 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	26	390
DISH 150117P00032000		Expiration: January 2015, Exercise Price: $32.00	4	90
DISH 150117P00036000		Expiration: January 2015, Exercise Price: $36.00	12	510
DISH 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	78	6,045
DISH 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	2	680
DISH 160115P00047000		Expiration: January 2016, Exercise Price: $47.00	48	18,720
		Liberty Global plc - Class A
LBTY2 160115P00075000		Expiration: January 2016, Exercise Price: $75.00	6	4,590
				31,025
		Securities, Commodity Contracts, and Other Financial Investments and Related Activities
		CME Group Inc.
CME 150117P00047500		Expiration: January 2015, Exercise Price: $47.50	25	1,438
CME 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	2	285
CME 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	10	7,000
CME 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	32	30,240
		IntercontinentalExchange Inc.
ICE 140621P00210000		Expiration: June 2014, Exercise Price: $210.00	4	6,460
				45,423
		Support Activities for Mining
		Transocean Ltd.
RIG 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	20	14,400
RIG 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	62	63,240
RIG 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	10	13,950
				91,590
		Support Activities for Transportation
		Expeditors International of Washington, Inc.
EXPD 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	30	4,725

		Transportation Equipment Manufacturing
		American Railcar Industries, Inc.
ARII 140621P00035000		Expiration: June 2014, Exercise Price: $35.00	36	450
ARII 140920P00040000		Expiration: September 2014, Exercise Price: $40.00	4	180
				630
		TOTAL PUT OPTIONS WRITTEN
		(premiums received $3,097,099)		$2,236,242

	*	- 100 Shares Per Contract.
	ADR	- American Depository Receipt.
	ETF	- Exchange Traded Fund.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2014

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As would be reflected in the Statement of Assets and Liabilities, the following is a summary of the fair values of derivative instruments as of March 31, 2014:

Equity Contracts	Assets		Liabilities
	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments,
	at value	$692,459		$ -
Written Options			Written option
		-	contracts, at value	2,236,242
Total		$-		$ 2,236,242

Summary of Fair Value Exposure at March 31, 2014

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices.
Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other  funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets.

Various inputs are used in determining the value of the Master Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio
The following is a summary of the inputs used to value the The Internet Portfolio's net assets as of March 31, 2014:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$165,522,442		$278,480	(1)	$-	(2)*	$165,800,922
Escrow Notes	-		-		-	*	-	*
Rights	157,118		-		-		157,118
Short-Term Investments	78,812		6,605,000	+	-		6,683,812
Investments Purchased with the Cash
Proceeds from Securities Lending	20,492,906		-		-		20,492,906
Total Investments in Securities	$186,251,278		$6,883,480		$-		$193,134,758

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Rental and Leasing Services	$275,500
Telecommunications	2,980
	$278,480

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:
Holding Company	$-	*

Transfers out of Level 1 into Level 2	$275,500
Transfers out of Level 2 into Level 1	$1,800

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2013	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2014	$-	*

	Description	Fair Value at 3/31/2014		Valuation Techniques	Unobservable Input	Range
	Common Stocks	$-	*	Delisted-Acquired by the U.S. Government/Market Comparables	No active market	$0.00-$0.00
	Escrow Notes	-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio's net assets as of March 31, 2014:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$9,679,986	$1,373,181	(1)	$-		$11,053,167
Preferred Stocks	-	-		-	*	-	*
Exchange Traded Funds	26,320	-		-		26,320
Short-Term Investments	231,376	575,000	+	-		806,376
Investments Purchased with the Cash
Proceeds from Securities Lending	3,086,289	-		-		3,086,289
Total Investments in Securities	$13,023,971	$1,948,181		$-		$14,972,152

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Beverage and Tobacco Product Manufacturing	$5,007
Holding Company	29,042
Oil and Gas Extraction	654,826
Real Estate	684,306
	$1,373,181

Transfers out of Level 1 into Level 3	$-

Transfers were made out of Level 1 into Level 3 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2013	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	-	*
Balance as of March 31, 2014	$-	*

	Description	Fair Value at 3/31/2014		Valuation Techniques	Unobservable Input	Range
	Preferred Stocks	-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Paradigm Portfolio

The following is a summary of the inputs used to value the The Paradigm Portfolio's net assets as of March 31, 2014:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$1,236,122,195		$6,076,937	(1)	$-	(2)*	$1,242,199,132
Preferred Stocks	-		-		-	*	-	*
Escrow Notes	-		-		-	*	-	*
Mutual Funds	5,264		-		-		5,264
Short-Term Investments	23,660,840		65,000,000	+	-		88,660,840
Investments Purchased with the Cash
Proceeds from Securities Lending	74,970,822		-		-		74,970,822
Total Investments in Securities	$1,334,759,121		$71,076,937		$-	*	$1,405,836,058

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Holding Company	$19,361
Oil and Gas Extraction	2,673,000
Real Estate	3,384,576
	$6,076,937

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Building Material and Garden Equipment and Supplies Dealers	$-	*
Holding Company	-	*
	$-	*

Transfers out of Level 1 into Level 3	$-	*

Common Stock and Preferred Stock transfers were made out of Level 1 into Level 3 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2013	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	-	*
Balance as of March 31, 2014	$-	*

	Description	Fair Value at 3/31/2014		Valuation Techniques	Unobservable Input	Range
	Common Stocks	$-	*	Delisted-Acquired by the U.S. Government/Market Comparable/Conservative Value Assigned Pending Bankruptcy Litigation Proceedings	No active market	$0.00-$0.00
	Preferred Stocks	-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings	No active market	$0.00-$0.00
	Escrow Notes	-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Medical Portfolio

The following is a summary of the inputs used to value the The Medical Portfolio's net assets as of March 31, 2014:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$24,736,057		$-		$-	(1)*	$24,736,057
Rights	16,717		-		-	*	16,717
Short-Term Investments	1,038,709		1,300,000	+	-		2,338,709
Investments Purchased with the Cash
Proceeds from Securities Lending	5,009,868		-		-		5,009,868
Total Investments in Securities	$30,801,351		$1,300,000		$-	*	$32,101,351

(1)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:
Pharmaceutical and Biotechnology	$-	*

For the period ended March 31, 2014, there were no transfers into or out of Level 1 or Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2013	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2014	$-	*

	Description	Fair Value at 3/31/2014		Valuation Techniques	Unobservable Input	Range
	Common Stocks	$-	*	Market Comparables	No active market	$0.00-$0.00
	Rights	-	*	Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value the The Small Cap Opportunities Portfolio's net assets as of March 31, 2014:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$341,825,778	$50,455,946	(1)	$-	$392,281,724
Rights	394,436	-		-	394,436
Short-Term Investments	6,938,341	20,000,000	+	-	26,938,341
Investments Purchased with the Cash
Proceeds from Securities Lending	55,587,552	-		-	55,587,552
Total Investments in Securities	$404,746,107	$70,455,946		$-	$475,202,053

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$21,026,328
Holding Company	3,417,282
Mining (except Oil and Gas)	727,497
Real Estate	25,194,769
Rental and Leasing Services	35,910
Telecommunications	54,160
	$50,455,946

Transfers out of Level 1 into Level 2	$35,910
Transfers out of Level 2 into Level 1	2,550

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^ See Portfolio of Investments for breakout of investments by industry classification.
+ Priced at amortized cost.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value the The Market Opportunities Portfolio's net assets as of March 31, 2014:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$54,766,720		$3,861,187	(1)	$-	*	$58,627,907
Mutual Funds	43,036		-		-		43,036
Short-Term Investments	2,925,000		3,100,000	+	-		6,025,000
Investments Purchased with the Cash
Proceeds from Securities Lending	12,390,483		-		-		12,390,483
Total Investments in Securities	$70,125,239		$6,961,187		$-		$77,086,426

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Holding Company	$1,038,254
Other Exchanges	85,710
Real Estate	2,737,223
	$3,861,187

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Asset Management	$-	*

Transfers out of Level 3 into Level 2.	$85,710

Transfers were made out of Level 3 into Level 2 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2013	$41,105
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	44,605
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	(85,710)
Balance as of March 31, 2014	$-	*

	Description	Fair Value at 3/31/2014	Valuation Techniques	Unobservable Input	Range
	Common Stocks	$-	Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Alternative Income Portfolio

The following is a summary of the inputs used to value the The Alternative Income Portfolio's net assets as of March 31, 2014:

Assets^	Level 1	Level 2		Level 3	Total
Corporate Bonds	$-	$17,739,514		$-	$17,739,514
U.S. Government Agency Issues	-	1,237,714		-	1,237,714
U.S. Treasury Notes	-	1,596,899		-	1,596,899
Exchange Traded Funds	5,114,549	-		-	5,114,549
Purchased Put Options	-	21,405		-	21,405
Short-Term Investments	64,632	1,200,000	+	-	1,264,632
Investments Purchased with the Cash
Proceeds from Securities Lending	2,578,785	-		-	2,578,785
Total Investments in Securities	$7,757,966	$21,795,532		$-	$29,553,498

Liabilities
Written Options	$-	$907,103		$-	$907,103

For the period ended March 31, 2014, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^ See Portfolio of Investments for breakout of investments by industry classification.
+ Priced at amortized cost.

The Multi-Disciplinary Portfolio

The following is a summary of the inputs used to value the The Multi-Disciplinary Portfolio's net assets as of March 31, 2014:

Assets^	Level 1	Level 2		Level 3	Total
Convertible Bonds	$-	$33,649,914		$-	$33,649,914
Corporate Bonds	-	48,187,315		-	48,187,315
Municipal Bonds	-	525,000		-	525,000
Exchange Traded Notes	3,939	-		-	3,939
Exchange Traded Funds	1,322,584	-		-	1,322,584
Mutual Funds	7,196,701	-		-	7,196,701
Purchased Put Options	-	692,459		-	692,459
Short-Term Investments	2,985,737	15,799,895	+	-	18,785,632
Investments Purchased with the Cash
Proceeds from Securities Lending	11,935,908	-		-	11,935,908
	$23,444,869	$98,854,583		$-	$122,299,452

Liabilities
Written Options	$-	$2,236,242		$-	$2,236,242

For the period ended March 31, 2014, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^ See Portfolio of Investments for breakout of investments by industry classification.
+ Priced at amortized cost.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)* /s/ Peter B. Doyle
   Peter B. Doyle, President

Date  5/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter B. Doyle
   Peter B. Doyle, President

Date  5/28/2014

By (Signature and Title)* /s/ Leonid Polyakov
   Leonid Polyakov, Treasurer

Date  5/27/2014

* Print the name and title of each signing officer under his or her signature.